As filed with the Securities and Exchange Commission on September 26, 2003

                                                  Registration No. 333-108305
=============================================================================


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                        /X/ PRE-EFFECTIVE AMENDMENT NO. 1



                          //POST-EFFECTIVE AMENDMENT NO.

                              THE TOCQUEVILLE TRUST
                              ---------------------
               (Exact Name of Registrant as Specified in Charter)


                   1675 Broadway, New York, New York 10019
                   ---------------------------------------
                    (Address of Principal Executive Offices)


                                 (212) 698-0800
                                 --------------
                         (Registrant's Telephone Number)


                               Francois D. Sicart
                           c/o The Tocqueville Trust
                   1675 Broadway, New York, New York 10019
                   ---------------------------------------
                   (Name and Address of Agent for Service)


                                 with copies to:


                            Michael R. Rosella, Esq.
                    Paul, Hastings, Janofsky & Walker LLP
                               75 East 55th Street
                            New York, New York 10022

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.

It is proposed that this filing shall become effective on September 29, 2003, pursuant to Rule 488 under the Securities Act of 1933, as amended.

No filing fee is due because the Registrant has previously registered an indefinite number of shares under the Securities Act of 1933 pursuant to Section 24(f) under the Investment Company Act of 1940.

                                   GINTEL FUND
                             6 Greenwich Office Park
                          Greenwich, Connecticut 06831

September 29, 2003

Dear Shareholders:

After 50 years in the investment industry, 30 years as an investment advisor and 20 years managing mutual funds, I have decided, at age 75, to retire from the responsibility of actively managing other people's money. I would not do so, however, without first making certain that the management of Gintel Fund shareholders' investment assets are placed in responsible hands. The Trustees of Gintel Fund have voted, subject to shareholder approval, to merge Gintel Fund into The Tocqueville Fund, one of a series of four mutual funds in a Trust managed by Tocqueville Asset Management, L.P., an investment advisory firm that manages over $2.3 billion in mutual fund assets and individually-managed accounts. Members of my family and I intend to vote in favor of this merger. The current combined assets of the two funds are approximately $140 million.

The Tocqueville Fund has the same investment objective as the Gintel Fund: long-term capital appreciation. Its Adviser follows a value approach to investing, meaning that it seeks to invest in companies that Tocqueville's research team has identified as out of favor or undervalued. The Tocqueville Fund differs from Gintel Fund in that it is a diversified rather than a non-diversified investment company. Tocqueville believes a diversified portfolio reduces risk and volatility, a conservatism I embrace in these uncertain times. Tocqueville's philosophy is otherwise similar to ours in that it relies heavily on fundamental investment research, including continued dialogue and visits with company management. As with Gintel Fund, significant investments in The Tocqueville Fund are held by its management.

The Tocqueville Fund's investment advisory fee at 0.75% per year is lower than our 1.00%, and its expense ratio, which includes the investment advisory fee, a 12b-1 Plan, and other customary mutual fund operating expenses, has historically been lower than Gintel Fund's expense ratio.

After having met Robert Kleinschmidt, president of the firm and The Tocqueville Fund's portfolio manager, and after having attended a number of investment meetings with the rest of Tocqueville's 18-member investment and research staff over the past few months, I have every confidence in the soundness of their investment process and in their capabilities. Although I will no longer be responsible for the investment management of your Fund, I intend to engage in an ongoing relationship with Tocqueville Asset Management. I will share investment research with Tocqueville and will be available to Tocqueville to share the benefits of my 30 years experience as an investment adviser. In addition, Gintel Asset Management, Inc. will continue to assist shareholders and answer any questions you may have, just as we have in the past.

The Tocqueville Fund is registered in all 50 states, and because it has the same transfer agent and custodian as we do, U.S. Bancorp Fund Services, LLC, and U.S. Bank, N.A., respectively, the transition from our fund to theirs will be relatively smooth and seamless.

This decision is made with a combination of regret and relief: regret that I will be leaving a business that has consumed so much of my life and relief that the Board of Trustees of Gintel Fund has found such a good replacement for the management of our shareholders' assets. I urge you to vote in favor of this merger and reorganization recommended by the Trustees of the Gintel Fund and to give Tocqueville the opportunity to manage your money in the same sound and sensible manner they have been practicing for almost 15 years.

Every vote counts. Please cast yours as early as possible, so that this reorganization can be consummated within the time allowed.

                                                Sincerely,




                                                /s/ Robert M. Gintel
                                                --------------------
                                                Robert M. Gintel
                                                Chairman of the Board and
                                                Chief Executive Officer


Enclosures

                                   GINTEL FUND


                          NOTICE OF SPECIAL MEETING OF
                         SHAREHOLDERS -- October 29, 2003


6 Greenwich Office Park
Greenwich, Connecticut 06831
(203) 622-6400

      A Special Meeting of Shareholders of Gintel Fund ("Gintel") will be held at 9:00 a.m. on October 29, 2003, at the offices of Gintel at 6 Greenwich Office Park, Greenwich, Connecticut 06831, for the following purposes, all of which are more fully described in the accompanying Combined Proxy Statement/Prospectus dated September 29, 2003.


      1. To approve the Agreement and Plan of Reorganization and Liquidation between The Tocqueville Fund series of The Tocqueville Trust ("Tocqueville") and Gintel which contemplates the transfer to Tocqueville of substantially all the assets and liabilities of Gintel in exchange for shares of Tocqueville and the distribution of such shares to the shareholders of Gintel, the liquidation and dissolution of Gintel, and the termination of Gintel's registration under the Investment Company Act of 1940, as amended.


      2. To transact such other business as may properly come before the meeting.

Only shareholders of record at the close of business on September 15, 2003, are entitled to notice of, and to vote at, the meeting or any postponements or adjournments thereof.

                                 By Order of the Board of Trustees
                                 FAY DALLAS-BROWNE, Secretary

Greenwich, Connecticut
September 29, 2003


Your vote is important no matter how many shares you owned on the record date. Although you are invited to attend the Special Meeting and vote your shares in person, if you are unable to attend, you may vote your shares by mail or electronically by either a touch-tone telephone or the Internet.

In order to vote by mail, please indicate your voting instructions on the enclosed proxy, date and sign it, and return it in the envelope provided, which is addressed for your convenience and needs no postage if mailed in the United States. If you later decide to attend the Special Meeting, you may revoke your proxy and vote your shares in person.

In order to vote electronically, please see your proxy card for more information and the instructions. However, if you want to change your vote, you may do so using the proxy card, touch-tone telephone or Internet.


In order to avoid the additional expense to Gintel of further solicitation, we ask for your cooperation in mailing your proxy promptly.

                       COMBINED PROXY STATEMENT/PROSPECTUS


                    RELATING TO THE ACQUISITION OF ASSETS OF


                                   GINTEL FUND
                             6 Greenwich Office Park
                          Greenwich, Connecticut 06831
                                 (203) 622-6400


                        BY AND IN EXCHANGE FOR SHARES OF



                              THE TOCQUEVILLE FUND
                                    series of
                              THE TOCQUEVILLE TRUST
                                  1675 Broadway
                            New York, New York 10019
                                 (800) 355-7307


      This Combined Proxy Statement/Prospectus relates to the proposed transfer to The Tocqueville Fund series of The Tocqueville Trust ("Tocqueville") of substantially all of the assets and liabilities of Gintel Fund ("Gintel") in exchange for shares of Tocqueville to be distributed to the shareholders of Gintel in liquidation and dissolution of Gintel (the "Reorganization"). As a result of the proposed transaction, each shareholder of Gintel will receive that number of full and fractional shares of Tocqueville equal in value at the time of the exchange to the value of such shareholder's shares of Gintel (Tocqueville and Gintel are collectively referred to as the "Funds").


      The investment objective of Tocqueville is to seek long-term capital appreciation. Tocqueville pursues this objective by investing primarily in the equity securities of United States companies that are considered to be undervalued or out of favor and provide an opportunity for capital appreciation.


      This Combined Proxy Statement/Prospectus sets forth concisely information about Tocqueville that shareholders of Gintel should know before investing and should be read and retained by investors for future reference. Copies of the prospectus for Tocqueville dated February 28, 2003, and the annual report for Tocqueville for the fiscal year ended October 31, 2002, are enclosed herewith and are incorporated by reference herein.

      A Statement of Additional Information dated September 29, 2003, relating to this Combined Proxy Statement/Prospectus has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference herein. A Statement of Additional Information for Tocqueville dated February 28, 2003, containing additional and more detailed information about Tocqueville, has been filed with the SEC and is incorporated by reference herein. In addition, a prospectus for Gintel dated April 30, 2003, and a Statement of Additional Information for Gintel dated April 30, 2003, have been filed with the SEC and are incorporated by reference herein. Copies of these documents are available without charge and can be obtained by writing to Gintel Asset Management, Inc., at 6 Greenwich Office Park, Greenwich,

Connecticut 06831, or by calling toll free (800) 243-5808, or by writing to Tocqueville Asset Management L.P., at 1675 Broadway, New York, New York 10019, or by calling toll free (800) 355-7307.

      The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.


      This Combined Proxy Statement/Prospectus is dated September 29, 2003.

                                TABLE OF CONTENTS
                                -----------------

                                                                            Page


INTRODUCTION.................................................................1

      Synopsis...............................................................1

      Principal Risk Factors.................................................4

      Comparison of Fees and Expenses........................................5

INFORMATION ABOUT THE REORGANIZATION.........................................7

      The Plan and Vote Required.............................................7

      Method of Carrying Out the Plan........................................8

      Description of Shares to be Issued.....................................9

      Reasons for the Reorganization.........................................9

      Tax Aspects...........................................................10

      Capitalization Table (Unaudited)......................................12

ADDITIONAL INFORMATION ABOUT THE FUNDS......................................12

      Investment Objectives and Policies....................................12

      Investment Restrictions...............................................13

      Portfolio Transactions................................................14

      Dividends and Distributions...........................................14

      Rights of Shareholders................................................14

      Advisory Arrangements.................................................15

      Distribution Arrangements.............................................16

      Further Information...................................................16

VOTING MATTERS..............................................................17

      Generally.............................................................17

      Quorum and Adjournments...............................................18

      Appraisal Rights......................................................19


FINANCIAL STATEMENTS........................................................19

OTHER MATTERS...............................................................19

                                  INTRODUCTION

Synopsis

      This synopsis provides a concise summary of the information contained in this Combined Proxy Statement/Prospectus, and presents key considerations for shareholders of Gintel to assist them in determining whether to approve the Agreement and Plan of Reorganization and Liquidation of Gintel (the "Plan").


      The Proposed Transaction. On August 26, 2003, the Board of Trustees of Gintel (the "Board") approved the Plan, which contemplates the transfer of substantially all of the assets and liabilities of Gintel, except for the outstanding claims of Gintel arising out of the settlement of the In Re Conseco, Inc. Securities Litigation, which will be retained by Gintel for the benefit of its shareholders, in exchange for shares of Tocqueville. Following the transfer, shares of Tocqueville will be distributed to shareholders of Gintel in liquidation of Gintel and Gintel subsequently will be dissolved. In connection therewith, Gintel will deregister under the Investment Company Act of 1940, as amended (the "Act"), by filing the appropriate application with the SEC. See "Information About the Reorganization--The Plan and Vote Required" and "Information About the Reorganization--Method of Carrying Out the Plan."


      Both Funds are equity funds with similar investment objectives and strategies. Gintel is managed by Gintel Asset Management, Inc. and Tocqueville is managed by Tocqueville Asset Management L.P. (Tocqueville Asset Management L.P. may be referred to herein as the "Tocqueville Adviser" and Gintel Asset Management, Inc. may be referred to herein as the "Gintel Adviser" and together, the "Advisers"). Each Fund's Board of Trustees and the Advisers recognize that greater economies of scale and efficiencies can be attained by combining the assets of the Funds and that since the investment objectives are very similar, such a combination would not materially alter the nature of the Gintel shareholders' investment.

      As a result of the proposed Reorganization, each shareholder of Gintel will receive that number of full and fractional shares of Tocqueville equal in value at the time of the exchange to the value of such shareholder's shares of Gintel. The Board has determined that the interests of existing shareholders of Gintel will not be diluted as a result of the transactions contemplated by the Reorganization. For the reasons set forth below under "Reasons for the Reorganization," the Board, including the disinterested trustees, concluded that the Reorganization would be in the best interests of the shareholders of Gintel and recommends approval of the Plan.

      Tax Consequences. In the opinion of Paul, Hastings, Janofsky & Walker LLP, the proposed transaction will qualify as a tax-free reorganization for federal income tax purposes. As a result, no gain or loss will be recognized by either Tocqueville, Gintel, or the shareholders of Gintel as a result of the Reorganization. However, Gintel will have non-qualifying gross income equal to its reorganization expenses paid by the Advisers. See "Information About the Reorganization--Tax Aspects."


      Investment Objectives and Policies. The Funds are both open-end management investment companies. The investment objective of Tocqueville is to seek long-term capital appreciation. Tocqueville pursues this objective by investing primarily in the equity securities of United States companies that Tocqueville believes to be undervalued or out of favor. Tocqueville may invest up to 25% of its total assets in securities of foreign issuers traded in the United States or in American Depositary Receipts ("ADRs"). The investment objective of Gintel is to seek capital appreciation by focusing on a limited number of securities rather than broadly diversifying its portfolio. Gintel seeks to achieve this objective by investing primarily in the equity securities of United States companies whose shares are listed or traded on major United States stock exchanges or in the over-the-counter market. Gintel may invest up to 20% of its net assets in securities of foreign issuers but has no current intention to do so. The investment objectives and policies of the Funds are more fully described in "Additional Information About the Funds--Investment Objectives and Policies." Gintel is a non-diversified fund, which means that it could have a portfolio which, at times, may focus on a limited number of issuers. To the extent that Gintel invests in a small number of issuers, an investment in Gintel may involve a greater risk of losing money than an investment in a diversified fund. Tocqueville is a diversified fund, which means that Tocqueville is limited as to amounts it may own of issuers with respect to 75% of its assets.

      Investment Advisory, Administration and Distribution and Service Plan Fees. Gintel Asset Management, Inc. is the investment adviser for Gintel and Gintel & Co., LLC is the administrator for Gintel. Tocqueville Asset Management L.P. is the investment adviser and administrator for Tocqueville. Currently, the advisory fee payable by Gintel to the Gintel Adviser under the Investment Advisory Agreement is equal to 1.00% of the average daily net assets. The administrative services fee payable by Gintel to its administrator under the Administrative Services Agreement is equal to 1.25% of the first $50 million of the average daily net assets, 1.125% on the next $50 million of the average daily net assets and 1.00% of the average daily net assets in excess of $100 million. Gintel's administrator, in its sole discretion, may use a portion of its fees (not to exceed 0.25% of the average daily net assets of the Fund) to compensate itself as well as other registered broker-dealers or financial institutions for shareholder servicing activities. The advisory fee payable by Tocqueville to its adviser under the Investment Advisory Agreement is equal to ..75% of the average daily net assets on the first $500 million and .65% of the average daily net assets in excess of $500 million and the administrative services fee payable by Tocqueville to its adviser under the Administrative Services Agreement is equal to .15% of average daily net assets. See "Additional Information About the Funds--Management Arrangements."

      Tocqueville has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Act which regulates the circumstances under which an investment company may, directly or indirectly, bear the expenses of distributing its shares. Tocqueville may pay up to .25% of its average daily net assets pursuant to its Distribution and Service Plan to pay the cost of advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature and payments to dealers and shareholder servicing agents including Tocqueville's distributor who enter into agreements with Tocqueville or its distributor. After the consummation of the Reorganization, it is anticipated that the Tocqueville Adviser will enter into a shareholder servicing agreement with the Gintel Adviser whereby the Gintel Adviser will receive .25% of the average daily net assets of certain accounts for which it provides shareholder servicing to the Tocqueville Adviser. In addition, the Gintel Adviser will receive a sub-transfer agency fee from the Tocqueville Adviser on certain assets of Tocqueville for providing sub-transfer agency services. The Gintel Adviser will provide these shareholder and sub-transfer agency services to former Gintel shareholders of Tocqueville to assure an efficient and smooth transition into Tocqueville after the consummation of the Reorganization. The Gintel Adviser will continue to provide these services to these Tocqueville shareholders. Both the shareholder servicing and the sub-transfer agency fees payable to the Gintel Adviser will be paid by the Tocqueville Adviser and will not be paid from the assets of Tocqueville.


      Gintel has not adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Act.

      Lepercq de Neuflize/Tocqueville Securities, L.P. (the "Tocqueville Distributor") acts as the principal distributor for Tocqueville. The Tocqueville Distributor, as agent for Tocqueville, uses its best efforts to distribute shares of Tocqueville on a continuous basis. Tocqueville shares may be sold through broker-dealers who have entered into sales agreements with the Tocqueville Distributor. Shares of Tocqueville are offered for sale on a no-load basis, which means that no sales commissions are charged on purchases of these shares. However, Tocqueville charges a redemption fee of 2.00% (as a percentage of the amount redeemed) on redemptions of shares held 120 days or less.

      Quasar Distributors, LLC ("Quasar") acts as the principal distributor for Gintel. Quasar, as agent for Gintel, uses its best efforts to distribute shares of Gintel on a continuous basis. Shares of Gintel are offered for sale on a no-load basis, which means that no sales commissions are charged on purchases of these shares. However, Gintel charges a redemption fee of 2.00% (as a percentage of the amount redeemed) on redemptions of shares held for 60 days or less.

      Purchases, Redemptions and Exchanges. The Funds sell and redeem their shares on a continuing basis at their net asset values and do not impose a sales charge for either sales or redemptions. All other purchase and redemption procedures applicable to the Funds are substantially the same except as follows:
(1) Gintel imposes a 2.00% redemption fee (as a percentage of the amount redeemed) on redemptions of shares held for 60 days or less. Tocqueville imposes a 2.00% redemption fee on certain redemptions of shares held less than 120 days. Shares of Tocqueville issued to Gintel shareholders as a result of the proposed Reorganization will be deemed to be held for the period the shares were held in Gintel prior to the Reorganization and in Tocqueville after the Reorganization for purposes of determining whether the redemption fee is applicable; (2) Gintel may redeem a shareholder's account if the balance in the account falls below $2,500 for a period of three months or longer other than as a result of a decline in the NAV per share and the shareholder, after having been given 60 days' notice, does not bring the account balance above such amount. Tocqueville may redeem a shareholder's account if the balance in the account falls below $500 for a period of three months or more due to redemptions. Shareholders of Tocqueville will be given at least 60 days' written notice of any proposed redemption and the option to purchase additional shares to avoid the redemption; and (3) pursuant to Tocqueville's exchange privileges, Tocqueville shareholders can exchange some or all of their shares for shares of the other three funds in The Tocqueville Trust i.e., The Tocqueville Small Cap Value Fund, The Tocqueville International Value Fund and The Tocqueville Gold Fund, which retain the Tocqueville Adviser as investment adviser. Tocqueville shareholders also can exchange some or all of their shares for shares of certain funds managed by an affiliate of Tocqueville's transfer agent.

      Other Considerations. In the event the shareholders of Gintel do not approve the Reorganization, the Board will consider possible alternatives to the proposed Reorganization, including the liquidation of Gintel. Shareholders have no right of appraisal, but may continue to redeem their shares in accordance with normal Gintel redemption policies.


      Cost of the Reorganization. All legal fees associated with this Reorganization (which are not expected to exceed $25,000) will be borne exclusively by the Tocqueville Adviser. All other costs associated with this Reorganization incurred by Gintel including the cost of the preparation and distribution of the proxies and proxy statements and any other out-of-pocket expenses in an amount of approximately $30,000 will be borne equally by the Tocqueville Adviser and the Gintel Adviser.


      This Synopsis is qualified by reference to the more complete information contained elsewhere in this Combined Prospectus/Proxy Statement, including information incorporated by reference herein.

Principal Risk Factors


      Since the Funds both invest primarily in common stocks of United States companies, investors are subject to risks inherent in an investment in common stocks, including stock market fluctuations, fluctuations in the value of the Funds' portfolios and liquidity risks (the risk that a trading market may not exist for a stock when the Funds decide to sell it). When stock prices fluctuate, the Funds' share prices may go down in value. Also, common stocks selected by each Fund may or may not increase in value when the stock market is rising or may fail to perform as expected. Additionally, Gintel may invest up to 20% of its net assets in securities of foreign issuers but has no current intention to do so. Tocqueville may invest up to 25% of its total assets in securities of foreign issuers traded in the United States or in ADRs. ADRs are certificates issued by U.S. banks representing the right to receive securities of a foreign issuer deposited with that bank or corresponding bank. Investments in such securities involve additional risks including fluctuations in foreign exchange rates, future political and economic developments and possible imposition of exchange controls or other foreign governmental laws or restrictions. Also, foreign companies are not subject to accounting, auditing and financial reporting standards and requirements comparable to those of United States companies. Thus, the prices of securities in different countries are subject to different economic, financial, political and social factors. As of August 31, 2003, Tocqueville had approximately 17.2% of its net assets in securities of foreign issuers. Tocqueville does not intend to significantly increase its holdings in securities of foreign issuers after the Reorganization.


Comparison of Fees and Expenses

      The following table shows the comparative fees and expenses of the Funds. The table also reflects the pro forma fees for Tocqueville after giving effect to the Reorganization. Based upon this comparison, Gintel shareholders will bear the benefit of a decrease in the applicable current estimated expense ratio of the Reorganization.

-------------------------------------------------------------------------------
                                    FEE TABLE
-------------------------------------------------------------------------------
                                                                    Pro Forma
                                             Gintel   Tocqueville   Combined
                                            -------- ------------- -----------
Shareholder Fees
----------------
(fees that are paid directly from your
investment)

Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering
price).................................    None        None        None
Maximum Deferred Sales Charge (Load)
(as a percentage of offering price)....    None        None        None
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Reinvestment Dividends.................    None        None        None
Redemption Fee.........................    2.00%(1)    2.00%(2)    2.00%(2)
Exchange Fee...........................    None         (3)         (3)
Maximum Account Fee....................    None        None        None

Annual Fund Operating Expenses
------------------------------
(expenses that are deducted from Fund                               Pro Forma
 assets)                                     Gintel   Tocqueville   Combined
                                            -------- ------------- -----------
(as a % of average net assets)
Advisory Fees..........................       1.00%        .75%        .75%
Rule 12b-1 Fee.........................        .00%        .25%        .25%
Other Expenses.........................        .90%(4)     .41%(5)     .33%
Total Annual Fund Operating Expenses...       1.90%       1.41%(5)    1.33%

(1) The redemption fee is paid to Gintel to reimburse it for expenses and costs associated with redemptions. Gintel imposes a redemption fee on shares held 60 days or less.

(2) A redemption fee is imposed on redemptions of shares held 120 days or less. Redemptions to which the fee applies include redemptions of shares resulting from an exchange made pursuant to the Exchange Privilege. The redemption fee will not apply to redemptions of shares where (i) the Tocqueville Adviser or Lepercq, de Neuflize/Tocqueville Securities, L.P. is the shareholder of record, or exercises discretion over the account and (ii) the redemption (including a redemption resulting from an exchange) is made from a retirement account. In addition, The Tocqueville Trust may waive the redemption fee when the Tocqueville Adviser determines that the imposition of the redemption fee is not necessary to protect Tocqueville from the effects of redemptions by investors who use Tocqueville as a short-term trading vehicle. The Transfer Agent charges a $15 service fee for each payment of redemption proceeds made by wire.

(3) The Transfer Agent charges a $5 fee for each telephone exchange.

(4) Gintel does not pay brokerage commissions directly for buying and selling securities; therefore, imputed brokerage commissions, which are paid by Gintel & Co., LLC under Gintel's Administrative Services Agreement, are excluded.

(5) Other Expenses and Total Annual Fund Operating Expenses are .40% and 1.40%, respectively, after voluntary waiver by the Tocqueville Adviser. This waiver may be terminated at any time.

Example

This Example is intended to help you compare the cost of investing in Gintel, Tocqueville and the combined fund. The expenses shown are at levels anticipated for the current fiscal year.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
The Example assumes that you invest $10,000 in a fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                          1 Year   3 Years   5 Years  10 Years
Gintel:                                    $193     $597     $1,026    $2,222
Tocqueville:                               $144     $446       $771    $1,691
Pro Forma Combined:                        $135     $421       $729    $1,601

-------------------------------------------------------------------------------

                      INFORMATION ABOUT THE REORGANIZATION

The Plan and Vote Required


      On August 26, 2003, the Board of Gintel adopted the Plan and approved the Plan's submission to the shareholders of Gintel. The Plan (a copy of which is set forth in full as Exhibit A to this combined Proxy Statement/Prospectus) contemplates the Reorganization under which (i) substantially all of the assets and liabilities of Gintel, except for the outstanding claims of Gintel arising out of the settlement of the In Re Conseco, Inc. Securities Litigation, which will be retained by Gintel for the benefit of its shareholders, would be transferred to Tocqueville in exchange for shares of Tocqueville, (ii) these shares would be distributed among the shareholders of Gintel and (iii) Gintel would be liquidated and dissolved and its registration under the Act would be terminated.

      The result of the carrying out of the Plan would be that (i) Tocqueville would add to its gross assets and liabilities substantially all of the assets (net of any liability for portfolio securities purchased but not settled) and liabilities of Gintel and (ii) the shareholders of Gintel would become shareholders of Tocqueville as soon as practicable after the closing. In essence, shareholders of Gintel who vote their shares in favor of the Plan are electing to redeem their shares of Gintel at net asset value and reinvest the proceeds in shares of Tocqueville at net asset value without sales charge and without recognition of taxable gain or loss for federal income tax purposes (see "Tax Aspects" below). The Tocqueville Adviser will bear the cost of all legal expenses associated with the Reorganization. Management estimates that all legal expenses will not exceed $25,000. The Tocqueville Adviser and the Gintel Adviser will equally bear all other expenses associated with the Reorganization, including accounting, printing, transfer agency, filing, proxy soliciting, transfer taxes and similar expenses incurred. Management estimates that these expenses of the Reorganization will not exceed $30,000. Liabilities as of the date of the transfer of assets will consist primarily of accrued but unpaid normal operating expenses of Gintel including the cost of any portfolio securities purchased but not yet settled.


      The vote of the holders of at least a majority of the outstanding shares of Gintel entitled to vote at the meeting is required for the approval of the Plan, including the liquidation and dissolution of Gintel. If the shareholders do not approve the Plan, the Reorganization will not be effected and the Board will consider possible alternatives, including the liquidation of Gintel.

Method of Carrying Out the Plan

      The consummation of the transactions contemplated by the Plan is contingent upon the approval of this proposal by the shareholders of Gintel and the receipt of the opinions and certificates set forth in Sections 10 and 11 of the Plan and the occurrence of the events described in those Sections.


      Under the Plan, substantially all the assets and liabilities of Gintel will be delivered to Tocqueville in exchange for shares of Tocqueville. The actual exchange of assets is expected to take place on or about October 30, 2003 (defined in the Plan as the "Closing Date"). Under the Plan, all redemptions of shares of Gintel shall be permanently suspended on or about (assuming a October 30, 2003, Closing Date) October 29, 2003; only redemption requests received in proper form on or prior to the close of business on that date shall be fulfilled by Gintel; redemption requests received by Gintel after that date will be treated as requests for redemptions of shares of Tocqueville to be distributed to the shareholders requesting redemption. The number of full and fractional shares of Tocqueville to be issued to shareholders of Gintel will be based on the relative net asset values per share of Gintel and Tocqueville determined at or immediately preceding the effective time of the Reorganization. Portfolio securities of both Funds will be valued in accordance with the valuation practices as described under "Net Asset Value" in each Fund's Prospectus.


      After the Closing Date, Gintel will distribute on a pro rata basis to its shareholders of record on September 15, 2003, shares of Tocqueville received by Gintel at closing, in liquidation and cancellation of the outstanding shares of Gintel. To assist Gintel in this distribution, Tocqueville, in accordance with a shareholder list supplied by Gintel, will cause its transfer agent to credit and confirm an appropriate number of shares of Tocqueville to each shareholder of Gintel. No certificates for shares of Tocqueville will be issued.

      Under the Plan, within one year after the Closing Date, Gintel shall (a) effect its liquidation and dissolution under Massachusetts law, terminate its registration under the Act and file a final report to the SEC under the Act, and
(b) either pay or make provision for all of its debts and taxes.


      If the Plan is approved by shareholders, Gintel reserves the right to sell portfolio securities and/or purchase other securities, to the extent necessary so that the asset composition of Gintel is consistent with the investment policies and restrictions of Tocqueville. To the extent Gintel sells securities at a gain, current shareholders may receive a capital gain dividend. Transaction costs associated with any such purchases and sales would be borne equally by the Advisers. However, it is not the present intention of Gintel to engage in such transactions. In addition, Tocqueville does not intend to realign its portfolio after the Reorganization.


      Under the Plan, either of the Funds may abandon and terminate the Plan at any time prior to the Closing Date without liability if (i) the other party breaches any material provision of the Plan, (ii) prior to the Closing Date, any legal, administrative or other proceeding shall be instituted or threatened seeking to restrain or otherwise prohibit the transactions contemplated by the Plan and/or asserting a material liability of either party, which proceeding has not been terminated or the threat thereto removed prior to the Closing Date or
(iii) on the Valuation Date (as defined in the Plan attached hereto as Exhibit
A) either party has, pursuant to the Act or any rule, regulation or order thereunder, suspended the redemption of its shares and such suspension continues for a period of 60 days beyond the Valuation Date.

      In the event that the Plan is not consummated for any reason, the Board of Gintel will consider and may submit to the shareholders other alternatives.

Description of Shares to be Issued

      Full and fractional shares of Tocqueville will be issued to shareholders of Gintel in accordance with the procedures under the Plan as described above. Each share will be fully paid and nonassessable when issued and transferable without restriction and will have no preemptive or conversion rights.

Reasons for the Reorganization

      The Board considered the Reorganization and adopted the Plan at a meeting on August 26, 2003. At the meeting, the Gintel Adviser recommended to the Board that they adopt the Plan and approve the Plan's submission to the shareholders of Gintel.

      Management of the Funds is of the view that both Funds would benefit from the Reorganization because of the economies of scale that would come with a larger asset base. Management has informed the Board of its belief that a reduction in expenses could potentially be realized as a result of the elimination of duplicative costs presently incurred for services that are performed for both Funds.

      In making its recommendation, Management considered the similarities of the investment objectives and policies of the Funds and the fact that the Funds share the same service providers. Further, Management considered that the Reorganization would be effected as a tax-free reorganization.

      Given the above factors and the similarity in the investment strategies of the Funds, the Gintel Adviser concluded that combining the two Funds would be appropriate and would enable the shareholders of Gintel to benefit from certain economies of scale. The Gintel Adviser indicated to the Board its belief that the most appropriate method of combining the Funds would be through a tax-free reorganization of the assets of the Funds. The Gintel Adviser also stated its belief that the Reorganization is a better alternative than a taxable redemption of Gintel shares or an outright liquidation and dissolution, and the Board concurred.

      In considering the Gintel Adviser's proposal, the Board considered other alternatives including continuing Gintel with management other than Tocqueville and liquidation of Gintel. The Board recognized the ability of shareholders to redeem shares of Gintel at any time prior to the Reorganization. The Board considered the effect of the Reorganization on Gintel's tax loss carryforward which would be reduced but a portion of which would be available going forward to benefit Gintel shareholders who become shareholders of Tocqueville. The Board also reviewed the proposed treatment of payments due to Gintel pursuant to the settlement of the In Re Conseco, Inc. Securities Litigation to assure that Gintel shareholders received the benefit of any such recoveries notwithstanding the Reorganization.

      The Board also inquired into a number of other factors which include the expense ratios and the investment performance of the Funds. The Board was informed of the expense ratios of the Funds for the most recently completed fiscal year which for Gintel is 1.90% and for Tocqueville is 1.41%. See the Fee Table beginning on page 4 which reflects the proposed impact on overall expense ratios applicable to Gintel's shareholders.

      The Board also considered the following comparative investment performance information regarding the Funds:

--------------------------------------------------------------------------------

        Total Return Information for Periods Ended December 31, 2002

--------------------------------------------------------------------------------

                                    One Year      Five Years     Ten Years

--------------------------------------------------------------------------------

Gintel*

   Return Before Taxes              (23.93)%       (7.80)%         2.34%

   Return After Taxes on            (23.93)%       (9.55)%         0.34%
   Distributions

   Return After Taxes on            (14.69)%       (4.90)%         2.24%
   Distributions and Sales of
   Fund Shares
--------------------------------------------------------------------------------
   Russell 2000 Index**             (20.48)%       (1.36)%         7.15%

   S&P 500 Index***                 (22.15)%       (0.62)%         9.32%
--------------------------------------------------------------------------------
Tocqueville

   Return Before Taxes              (14.53)%       (0.15)%         9.18%

   Return After Taxes on            (14.53)%       (1.44)%         7.03%
   Distributions

   Return After Taxes on            (8.92)%        (0.39)%         6.91%
   Distributions and Sales of
   Fund Shares
--------------------------------------------------------------------------------
   S&P 500 Index****                (22.10)%       (0.59)%         9.34%
   (reflects no deduction for
   fees, expenses or taxes)
--------------------------------------------------------------------------------

---------------

*     Results are net of expenses, with dividends and capital gains reinvested.

** The Russell 2000 Index excludes the 1,000 largest companies included in the Russell 3000. The average capitalization of companies included in the Russell 2000 is $490 million as of June 30, 2002. The Russell 3000 is a weighted index of the 3,000 largest United States companies based on total market capitalization. The Russell 2000 Index reflects no deduction for fees, expenses, or taxes.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
*** The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the index proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of United States equity performance. The S&P 500 index reflects no deduction for fees, expenses, or taxes.

**** Average annual total return is a measure of Tocqueville's performance over time. Tocqueville's average annual return is compared with the S&P 500 Index. While Tocqueville does not seek to match the returns of the S&P 500 Index, this Index is a good indicator of general stock market performance. You may not invest directly in the S&P 500 Index and, unlike Tocqueville, it does not incur fees and expenses.
--------------------------------------------------------------------------------


      Thus, the factors considered by the Board included, among other things:
(1) recent and anticipated asset and expense levels of the Funds and future prospects of each Fund; (2) the similarity of the investment advisory, distribution and administration arrangements, and the fact that Gintel expects the Reorganization to result in savings in fixed expenses because of resulting efficiencies in administration, portfolio management and marketing; (3) the terms of the proposed shareholder servicing agreement to be entered into by the Advisers whereby the Gintel Adviser will provide shareholder and sub-transfer agency services to former Gintel shareholders of Tocqueville to assure an efficient and smooth transition into Tocqueville after the consummation of the Reorganization; (4) alternative options to the Reorganization; (5) the terms and conditions of the Reorganization; (6) the similarity of the investment objectives, policies and restrictions of the Funds; (7) the tax free status of the Reorganization; (8) potential tax consequences if there is no Reorganization; and (9) the possibility that the assets of Gintel may not grow over time.


      Based upon these factors, the Board, including the Trustees who are not interested persons of Gintel, has determined that the Reorganization of Gintel would be in the best interests of Gintel's shareholders and that no shareholder's interest would be diluted as a consequence thereof, and approves the Plan's submission to the shareholders of Gintel.

Tax Aspects

      Immediately prior to the Valuation Date referred to in the Plan, Gintel will pay a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to Gintel's shareholders all of Gintel's investment company taxable income (computed without regard to any deduction for dividends paid) for taxable years ending on or prior to the Closing Date and all of its net capital gain, if any (after reduction for any available capital loss carry forward), realized in taxable years ending on or prior to the Closing Date. Such dividends will be included in the income of Gintel's shareholders as dividend income and capital gain, respectively.

      The exchange of the assets of Gintel for shares of Tocqueville and the assumption by Tocqueville of the liabilities of Gintel, and the liquidation of Gintel, are intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368(a)(1)(C) of the Internal Revenue Code (the "Code"). As a condition to the closing of the proposed transaction, the Funds will each receive the opinion of Paul, Hastings, Janofsky & Walker LLP, counsel to Tocqueville, to the effect that, based on certain assumptions and on the existing provisions of the Code, Treasury Regulations issued thereunder, current Revenue Rulings, Revenue Procedures and court decisions, for federal income tax purposes:


      (1) Gintel's transfer of substantially all of its assets to Tocqueville in exchange for shares of Tocqueville and Tocqueville's assumption of all of Gintel's liabilities, followed by Gintel's 10 distribution of Tocqueville shares to Gintel's shareholders as part of the liquidation of Gintel, will qualify as a tax-free "reorganization" within the meaning of Section 368(a)(1)(C) of the Code. The Funds will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code,


      (2) no gain or loss will be recognized by the shareholders of Gintel upon the exchange of Gintel shares for Tocqueville shares (Section 354(a) of the Code),


      (3) Gintel will not recognize gain or loss upon the transfer of substantially all of its assets to Tocqueville in exchange for shares of Tocqueville and Tocqueville's assumption of all of the liabilities of Gintel (Sections 361(a) and 357(a) of the Code), or upon the distribution of such shares of Tocqueville to Gintel's shareholders in exchange for all of their shares in Gintel (Section 361(c) of the Code),


      (4) Tocqueville will not recognize gain or loss upon its receipt of Gintel's assets in exchange for shares of Tocqueville (Section 1032(a) of the Code),

      (5) the basis of shares of Tocqueville received by the shareholders of Gintel will be the same as their basis in the shares of Gintel surrendered in exchange therefor (Section 358(a)(1) of the Code),

      (6) the holding period of shares of Tocqueville received by the shareholders of Gintel in exchange for Gintel shares will include the period during which they held Gintel shares surrendered, provided that such Gintel shares are capital assets on the date of the exchange (Section 1223(1) of the Code),

      (7) the tax basis of the assets of Gintel acquired by Tocqueville will be the same as the tax basis of such assets to Gintel immediately prior to the transaction (Section 362(b) of the Code), and

      (8) the holding period of the assets of Gintel in the hands of Tocqueville will include the period during which those assets were held by Gintel (Section 1223(2) of the Code).

      Gintel will have non-qualifying income in an amount equal to its reorganization expenses paid by the Advisers. Gintel does not expect such non-qualifying income to prevent it from qualifying as a regulated investment company.

      Immediately prior to the Reorganization, Gintel will have a capital loss ("CL") carryover. Tocqueville will be limited in its ability to use this CL carryover in the future because Gintel will be treated as having undergone an ownership change under Section 382 of the Code. As a result, Tocqueville will be able to use the CL carryover in any year only up to an amount equal to the product of (i) the value of Gintel on the date of the Reorganization and (ii) the long-term tax-exempt rate as of that date published by the Internal Revenue Service. For August 2003, the long-term tax-exempt rate is 4.35%.

      Shareholders of Gintel should consult their tax advisers regarding the effect, if any, of the proposed transaction in light of their individual circumstances. Since the foregoing discussion only relates to the federal income tax consequences of the proposed transaction, shareholders of Gintel should also consult their tax advisers as to state and local tax consequences, if any, of the proposed transaction.

Capitalization Table (Unaudited)

      The table below sets forth the existing capitalization of the Funds, as well as the pro forma capitalization, as of April 30, 2003.

--------------------------------------------------------------------------------

                                                                   Tocqueville
                                                               After Transfer of
                              Gintel           Tocqueville           Gintel
--------------------------------------------------------------------------------
Net Assets                  $63,231,484        $69,264,259        $132,495,743
--------------------------------------------------------------------------------
Shares Outstanding            7,096,194          4,954,890           9,477,886
--------------------------------------------------------------------------------
Net Asset Value Per Share   $      8.91        $     13.98        $      13.98
--------------------------------------------------------------------------------

                   ADDITIONAL INFORMATION ABOUT THE FUNDS

      Additional information about the Funds is presented below. Shareholders of Gintel should bear in mind that the Reorganization will not result in any change in the investment management or day-to-day operation of Tocqueville. Such information is incorporated herein by reference from (i) Tocqueville's Prospectus dated February 28, 2003, enclosed herewith, and Tocqueville's Statement of Additional Information dated February 28, 2003; and (ii) Gintel's Prospectus and Statement of Additional Information, both dated April 30, 2003.

Investment Objectives and Policies


      The investment objectives and policies of the Funds are substantially similar. Both Funds seek long-term capital appreciation primarily through investment in equity securities. Under normal circumstances, the Funds will have most of their assets invested in domestic equity securities, including common stocks, securities convertible into common stocks or rights or warrants to subscribe for or purchase common stocks. However, Gintel also may invest 20% of its net assets in the securities of foreign issuers but has no current intention to do so. Tocqueville may invest 25% of its total assets in securities of foreign issuers traded in the United States or in ADRs. Critical factors that will be considered in the selection of any securities in which the Funds may invest will include the values of individual securities relative to other investment alternatives, trends in the determinants of corporate profits, corporate cash flow, balance sheet changes, management capability and practices, and the economic and political outlook.


      The investment objective of Tocqueville is to seek long-term capital appreciation. Tocqueville seeks to achieve its investment objective by investing primarily in common stocks of United States companies. Tocqueville follows a value approach to investing, meaning that it seeks to invest in companies that the portfolio manager has identified as out of favor or undervalued. The portfolio manager will identify companies that are undervalued based on his judgment of relative value and growth potential. This judgment will be based primarily on: the company's past growth and profitability or the portfolio manager's belief that the company has achieved better results than similar companies in a depressed industry which the portfolio manager believes will improve within the next two years. The portfolio manager will generally consider the following stocks to be out of favor: stocks which have underperformed market indices for at least one year and companies which have a historically low stock price in relation to the company's sales, potential earnings or underlying assets. The portfolio manager will purchase stocks for Tocqueville's portfolio when they meet the above criteria and have a limited risk of further decline. The portfolio manager will sell stocks when they are no longer considered to be good values.

      The investment objective of Gintel is also capital appreciation. Gintel seeks to achieve its goal by focusing on a limited number of securities rather than broadly diversifying its portfolio. Gintel invests primarily in the equity securities of United States companies whose shares are listed or traded on major United States stock exchanges or in the over-the-counter market. Gintel seeks to maximize capital appreciation by using a bottom-up approach to select internally researched growth and value securities with long-term investment opportunities through careful research and then allocating a meaningful portion of portfolio assets to these selections.

      Gintel is a non-diversified fund, which means that it could have a portfolio which, at times, may focus on a limited number of issuers. To the extent that Gintel invests in a small number of issuers, an investment in Gintel may involve a greater risk of losing money than an investment in a diversified fund. Tocqueville is a diversified fund, which means that Tocqueville is limited as to amounts it may own of issuers with respect to 75% of its assets.

Investment Restrictions

      The Funds each have certain fundamental investment restrictions that cannot be changed unless approved by a majority of the outstanding shares of each of the Funds' shares that would be affected by such a change. These restrictions can be found under the caption "Investment Restrictions" in each Fund's respective Statement of Additional Information.


      The investment restrictions applicable to the Funds are substantially similar except for the differences noted below. Tocqueville, as a diversified Fund, is prohibited with respect to 75% of the value of the Fund's assets, to purchase any securities (other than obligations issued or guaranteed by the United States government or its agencies or instrumentalities) if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in securities of any one issuer, or more than 10% of the outstanding voting securities of any one issuer would be owned by the Fund. Tocqueville is also prohibited from (i) issuing senior securities; (ii) concentrating its investments in particular industries (less than 25% of the value of Tocqueville's assets will be invested in any one industry); (iii) making loans of money or securities other than (a) through the purchase of publicly distributed bonds, debentures or other corporate or governmental obligations,
(b) by investing in repurchase agreements, and (c) by lending its portfolio securities, provided the value of such loaned securities does not exceed 33-1/3% of its total assets; (iv) borrowing money except from banks and not in excess of 10% of the value of Tocqueville's total assets (Tocqueville may not purchase securities while borrowings exceed 5% of the value of its total assets); (v) buying or selling real estate, commodities, or commodity contracts, except that Tocqueville may purchase or sell futures or options on futures; (vi) underwriting securities; (vii) investing in precious metals other than in accordance with its investment objective and policy, if as a result Tocqueville would then have more than 10% of its total net assets (taken at current value) invested in such precious metals; and (viii) participating in a joint investment account.


      Gintel, as a non-diversified fund, may not with respect to 50% of its assets, invest more than 5% of its total assets, at market value, in the securities of one issuer (except the securities of the United States government) and may not purchase 10% of the outstanding voting securities of a single issuer; may not with respect to the other 50% of its assets, invest more than 25% of the market value of its total assets in a single issuer. Gintel is also prohibited from (i) borrowing money except that it may, from time to time, borrow money to the maximum extent permitted by the Act, from banks at prevailing interest rates and invest the funds in additional securities, the

Fund's borrowings are limited so that, immediately after such borrowings, the value of the Fund's assets (including borrowings), less its liabilities (not including borrowings), is at least three times the amount of the borrowings; and
(ii) making loans of money or securities other than (a) through the purchase of securities in accordance with the Fund's investment objective, and (b) by lending portfolio securities in an amount not to exceed 10% of the Fund's total assets. Gintel also may not invest in restricted securities (securities that must be registered under the Securities Act of 1933, as amended, before they may be offered and sold to the public).

Portfolio Transactions

      Subject to the supervision of the Boards of the Funds, decisions to buy and sell securities for the Funds are made by the respective investment adviser. Both Boards have authorized the allocation of brokerage to affiliated broker-dealers on an agency basis to effect portfolio transactions for the Funds and both have adopted procedures incorporating the standards of Rule 17e-1 of the Act (relating to the payment of brokerage commissions to affiliated broker-dealers). The Board of Gintel has authorized Gintel & Co., LLC, its administrator and an affiliated broker-dealer, to supervise and to effect a substantial amount of the portfolio transaction of Gintel's portfolio transactions. Both the Gintel Adviser and the Tocqueville Adviser are further authorized to allocate the orders placed by them on behalf of the Funds to unaffiliated brokers. With respect to the selection of a broker to execute each particular transaction, the brokerage practices of both Funds are substantially similar.

Dividends and Distributions

      The Funds have elected to be treated as regulated investment companies under the Code. By qualifying, the Funds generally will not be subject to federal income tax to the extent they distribute their investment company taxable income and net capital gains in the manner required under the Code. It is each Fund's policy to distribute to shareholders substantially all of its net investment income and net capital gains each year, if any.

Rights of Shareholders

      Both of the Funds are Massachusetts business trusts. As Massachusetts business trusts, the operation of the Funds is governed by their respective Declaration of Trust and applicable Massachusetts law. Shares of the Funds are redeemable at their net asset value. The voting rights of both Funds are substantially the same. The shares of each Fund entitle the holder to one vote per share on the election of trustees and all other matters submitted to shareholders. All shares of each class of each such Fund participate equally in its dividends and distributions and in its net assets on liquidation, and all shares of each, when issued, are fully paid and non-assessable, freely transferable and have no preference, pre-emptive or conversion rights. It is contemplated that neither Fund will hold regular annual meetings of shareholders.

Advisory Arrangements

      The Tocqueville Investment Advisory Agreement provides that the Tocqueville Adviser identify and analyze possible investments for the Fund, determine the amount and timing of such investments, and the form of investment. The Tocqueville Adviser has the responsibility of monitoring and reviewing the Fund's portfolio, and, on a regular basis, to recommend the ultimate disposition of such investments. It is the Tocqueville Adviser's responsibility to cause the purchase and sale of securities in the Fund's portfolio, subject at all times to the policies set forth by Tocqueville's Board of Trustees.

      The Gintel Investment Advisory Agreement provides that the Gintel Adviser shall supervise the investment and reinvestment of the cash, securities or other properties comprising Gintel's assets, subject at all times to the policies and controls of the Trustees. The Gintel Adviser is also responsible for decisions to buy and sell securities for Gintel, broker-dealer selection, and negotiation of its brokerage commission rates.

      The advisory fee for Tocqueville is .75% of the average daily net assets on the first $500 million and .65% of the average daily net assets in excess of $500 million. The advisory fee for Gintel is 1.00% of the average daily net assets.

      Pursuant to the Administrative Services Agreement between Tocqueville and its adviser, the Tocqueville Adviser supervises the administration of all aspects of Tocqueville's operations, including Tocqueville's receipt of services for which Tocqueville is obligated to pay, provides Tocqueville with general office facilities and provides, at Tocqueville's expense, the services of persons necessary to perform such supervisory, administrative and clerical functions as are needed to effectively operate Tocqueville.

      The Tocqueville Adviser receives a fee from Tocqueville equal to .15% of average daily net assets under the Administrative Services Agreement.

      Pursuant to the Administrative Services Agreement between Gintel and Gintel & Co., LLC (the "Gintel Administrator"), the Gintel Administrator is responsible for providing administrative services to Gintel, including but not limited to paying certain expenses of Gintel, including expenses associated with maintaining certain books and records of Gintel, assisting in the filing of Gintel documents, arranging for the printing and mailing of prospectuses, statements of additional information, proxy statements and other reports or other materials provided to Gintel's shareholders, the payment of any dividend, distribution, withdrawal or redemption, whether in shares or in cash, and various other administrative functions.

      The Administrative Services Agreement also permits the Gintel Administrator, at its sole discretion, to use a portion of its fee, in an amount not to exceed 0.25% of the Fund's average daily net assets, to compensate itself as well as certain other registered broker-dealers or financial institutions for certain shareholder servicing activities. Therefore, the Administrative Services Agreement also provides that the Gintel Administrator may, from time to time, pay a shareholder servicing fee to certain registered brokers, including itself for services provided in connection with the processing of orders for purchase or redemption of Gintel's shares and certain other persons or entities for furnishing services to specific shareholder accounts. In addition, the Gintel Administrator may use income from sources other than its fee to compensate persons for distribution and shareholder servicing or to pay for other distribution-related expenses.

      In addition, the Gintel Administrator shall be responsible for all brokerage commissions in connection with the purchase or sale of Gintel's portfolio securities (excluding applicable transaction costs such as SEC fees, exchange fees and certain sales and transfer taxes which will be paid by the
Fund). However, brokerage commissions paid on trades executed through non-affiliated brokers will continue to be paid by Gintel and credited against the administrative services fee to be paid to the Gintel Administrator.

      The Gintel Administrator receives a fee from Gintel at the annual rate of 1.25% of the first $50 million of average daily net assets, plus 1.125% of the next $50 million of average daily net assets, plus 1.0% of the average daily net assets in excess of $100 million.

Distribution Arrangements


      Tocqueville has adopted a Distribution and Service Plan pursuant to 12b-1 under the Act whereby Tocqueville distributes Fund shares through the Tocqueville Distributor. Under the Plan, the Fund may finance activities which are primarily intended to result in the sale of the Fund's shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature and payments to dealers and shareholder servicing agents including the Tocqueville Distributor who enter into agreements with the Fund or its distributor. After the consummation of the Reorganization, it is anticipated that the Tocqueville Adviser will enter into a shareholder servicing agreement with the Gintel Adviser whereby the Gintel Adviser will receive .25% of the average daily net assets in certain accounts for which it provides shareholder servicing to the Tocqueville Adviser. In addition, the Gintel Adviser will receive a sub-transfer agency fee from the Tocqueville Adviser on certain assets of Tocqueville for providing sub-transfer agency services. The Gintel Adviser will provide these shareholder and sub-transfer agency services to former Gintel shareholders of Tocqueville to assure an efficient and smooth transition into Tocqueville after the consummation of the Reorganization. The Gintel Adviser will continue to provide these services to these Tocqueville shareholders. Both the shareholder servicing and the sub-transfer agency fees payable to the Gintel Adviser will be paid by the Tocqueville Adviser and will not be paid from the assets of Tocqueville.


      Gintel has not adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Act.

Further Information

      The Funds file reports and other information with the SEC. Proxy material, reports and other information about the Funds which are of public record can be inspected and copied at public reference facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, DC 20549, and at the SEC's regional office at 233 Broadway, New York, New York 10279, and copies of such materials can be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, DC 20549, or by e-mailing the SEC at publicinfo@sec.gov.

                                 VOTING MATTERS

Generally


      This Combined Prospectus/Proxy Statement is being furnished in connection with the solicitation of proxies by the Board of Gintel for use at a Special Meeting of Shareholders (the "Meeting") to be held at the offices of Gintel at 6 Greenwich Office Park, Greenwich, Connecticut, on October 29, 2003, at 9:00 a.m. or any postponement or adjournment thereof, to approve or disapprove the Plan. It is expected that the solicitation of proxies will be primarily by the mailing of this Combined Prospectus/Proxy Statement and the materials accompanying it. Supplemental solicitations may be made by mail, telephone or personal interviews by officers and representatives of Gintel. It is anticipated that banks, broker-dealers and other institutions will be requested to forward proxy materials to beneficial owners and to obtain authorization for the execution of proxies. The Advisers may, upon request, reimburse banks, broker-dealers and other institutions for their expenses in forwarding proxy materials to beneficial owners.

      Only shareholders of record of Gintel at the close of business on September 15, 2003 (the "Record Date"), will be entitled to vote at the Meeting. As of the Record Date, there were 6,755,757.984 shares of Gintel issued and outstanding, with each whole share entitled to one vote and each fraction of a share entitled to a proportionate fraction of a vote.

      As of the Record Date, the officers and trustees of Gintel, as a group, owned 43.65% of the outstanding shares of Gintel.

      As of the Record Date, the officers and trustees of Tocqueville, as a group, owned 4.13% of the outstanding shares of Tocqueville.


      As of the Record Date, the following person(s) owned of record or beneficially 5% or more of the outstanding shares of Gintel:


                                                                     Nature of
Name and Address                                    % of Ownership   Ownership
----------------                                    --------------   ---------
Robert Gintel Florida Intangible Tax Trust           29.32%          Record
(Ellen Gerstein & Stephen Stavrides, Trustees)
5 Bay Ridge Road
Key Largo, Florida  33037

Barbara Gintel Florida Intangible Tax Trust          10.19%          Record
(Ellen Gerstein & Stephen Stavrides, Trustees)
5 Bay Ridge Road
Key Largo, Florida  33037



      As of the Record Date, the following person(s) owned of record or beneficially 5% or more of the outstanding shares of Tocqueville.


                                                                     Nature of
Name and Address                                    % of Ownership   Ownership
----------------                                    --------------   ---------
RBC Dain Rauscher                                    6.50%           Record
The Bank of Bermuda
6 Front Street
Hamilton HM11 Bermuda

Balsa & Co.                                          5.91%           Record
Mutual Funds Unit
14221 Dallas Parkway
Dallas, Texas  75254

      The beneficial owner of 25% or more of a voting security is presumed to have "control" for purposes of the Act, absent a determination to the contrary by the SEC. A person who controls the Funds could have effective control over the outcome of matters submitted to a vote of shareholders of the Funds. Based on the information provided above, as of the Record Date, the following person owned a controlling interest in Gintel:

Name and Address                                                  % of Ownership
----------------                                                  --------------
Robert Gintel Florida Intangible Tax Trust                         29.32%
(Ellen Gerstein & Stephen Stavrides, Trustees)
5 Bay Ridge Road
Key Largo, Florida  33037

      Based on the information provided above, as of the Record Date, [no person] owned a controlling interest in Tocqueville.


      If the accompanying proxy is executed and returned in time for the Meeting, the shares covered thereby will be voted in accordance with the instructions thereon. In the absence of any instructions, such proxy will be voted to approve the Plan. Any shareholder giving a proxy may revoke it at any time before the Meeting by submitting to Gintel a written notice of revocation or a subsequently executed proxy, by attending the Meeting and voting in person or by touch-tone telephone or the Internet.


      If a proxy represents a broker "non-vote" (that is, a proxy from a broker or nominee indicating that such person has not received instructions from the beneficial owner or other person entitled to vote shares on a particular matter with respect to which the broker or nominee does not have discretionary power) or is marked with an abstention (collectively, "abstentions"), the shares represented thereby will be considered to be present at the meeting for purposes of determining the existence of a quorum for the transaction of business. These broker non-votes and abstentions will not be treated as votes in favor of the Plan.


Quorum and Adjournments

      The presence of the holders of a majority of the outstanding shares of Gintel, in person or by proxy, constitutes a quorum. However, the mere presence of a quorum at the Meeting may not be sufficient to approve one or more of the proposals. If at the time any session of the Meeting is called to order a quorum is not present, in person or by proxy, the persons named as proxies may vote those proxies which have been received to adjourn the Meeting to a later date. In the event that a quorum is present but sufficient votes in favor of one or more of the proposals have not been received, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies with respect to any such proposal. All such adjournments will require the affirmative vote of a majority of the shares present in person or by proxy at the session of the Meeting to be adjourned. The persons named as proxies will vote those proxies which they are entitled to vote in favor of the proposal, in favor of such an adjournment, and will vote those proxies required to be voted against the proposal, against any such adjournment. A vote may be taken on one or more of the proposals in this proxy statement prior to any such adjournment if sufficient votes for its approval have been received and it is otherwise appropriate.

Appraisal Rights

      Under the Commonwealth of Massachusetts and the Act, shareholders do not have any rights of share appraisal. Shareholders have the right to redeem their shares of Gintel at net asset value at any time until the close of business on the business day prior to the Closing Date of the Reorganization and, thereafter, on any business day shareholders may redeem at net asset value their shares of Tocqueville acquired by them in the Reorganization.

                              FINANCIAL STATEMENTS

      The audited financial statements for the fiscal year ended October 31, 2002, for Tocqueville, contained in Tocqueville's annual report to shareholders, have been audited by PricewaterhouseCoopers LLP, independent auditors, as stated in their report, which is incorporated herein by reference. Tocqueville's unaudited semi-annual report to shareholders for the six months ended April 30, 2003, is also incorporated herein by reference. The audited financial statements for the fiscal year ended December 31, 2002, for Gintel, contained in Gintel's 2002 annual report to shareholders, have been audited by Eisner LLP, independent auditors, as stated in their reports, which are incorporated herein by reference.

                                  OTHER MATTERS

      As a Massachusetts business trust, Gintel is not required, and does not intend, to hold regular annual meetings. Shareholders who wish to present proposals at any future shareholder meeting must present such proposals to the Board at a reasonable time prior to the solicitation of any shareholder proxy.

      The management does not know of any matters to be presented at this Meeting other than that mentioned in this Proxy Statement. If any matters properly come before the meeting, the shares represented by proxies will be voted with respect thereto in accordance with the best judgment of the person or persons voting the proxies.

                                    By Order of the Board of Trustees



                                    FAY DALLAS-BROWNE, Secretary
September 29, 2003

                               FORM OF PROXY CARD

                                 CONTROL NUMBER:

                               3 EASY WAYS TO VOTE YOUR PROXY

                               1. Automated Touch Tone Voting: Call toll-free
                                  1-800-690-6903 and use the control number shown below:

                               2. On the Internet at www.proxyweb.com and use
                                  the control number shown below.

                               3. Return this proxy card using the enclosed
                                  postage-paid envelope.


                                   GINTEL FUND
       PROXY FOR SPECIAL SHAREHOLDERS MEETING TO BE HELD OCTOBER 29, 2003

The undersigned shareholder of Gintel Fund, revoking previous proxies, hereby appoints Stephen G. Stavrides and Fay Dallas-Browne, and each of them, as attorneys-in-fact and proxies of the undersigned, with full power of substitution, to attend the Special Meeting of Shareholders of Gintel Fund to be held on October 29, 2003, at the offices of Gintel Fund, 6 Greenwich Office Park, Greenwich, Connecticut 06831, at 9:00 a.m., Eastern time, and at all adjournments thereof, and to vote the shares held in the name of the undersigned on the record date for said meeting on the proposal specified on reverse side. As to any other matter, said attorneys-in-fact shall vote in accordance with their best judgment.

Please mark your proxy, date and sign it below and return it promptly in the accompanying envelope which requires no postage if mailed in the United States.


            THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

      PLEASE SIGN EXACTLY AS YOUR NAME(S) APPEAR HEREON. When signing as attorney, executor, administrator, trustee, guardian, etc., please give your full title as such. Joint owners should each sign this proxy. If account is registered in the name of a corporation, partnership or other entity, a duly authorized individual must sign on its behalf and give title.

                                 Date ________________________________________



                                  _____________________________________________
                                 |                                             |
                                 |                                             |
                                 |_____________________________________________|

                                 Signature(s) and Title(s), if applicable
                                 (Sign in the box)

PLEASE FILL IN ONE OF THE BOXES SHOWN USING BLACK OR BLUE INK
OR NUMBER 2 PENCIL.  |X|

PLEASE DO NOT USE FINE POINT PENS

--------------------------------------------------------------------------------


PROXY SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES.

MANAGEMENT RECOMMENDS A VOTE FOR THE PROPOSAL BELOW. THE SHARES REPRESENTED HEREBY WILL BE VOTED AS INDICATED BELOW OR FOR THE PROPOSAL IF NO CHOICE IS INDICATED.

Vote on Proposal

To approve the Agreement and Plan of Reorganization and    For   Against Abstain
Liquidation between The Tocqueville Fund series of The
Tocqueville Trust ("Tocqueville") and Gintel Fund          | |     | |     | |
("Gintel") which contemplates the transfer to Tocqueville of substantially all the assets and liabilities of Gintel in exchange for shares of Tocqueville and the distribution of such shares to the shareholders of Gintel, the liquidation and dissolution of Gintel, and the termination of the Gintel's registration under the Investment Company Act of 1940, as amended.

      In their discretion, the proxies are authorized to vote on such other business as may properly come before the meeting or any adjournment thereof.

                          PLEASE SIGN ON REVERSE SIDE

                       STATEMENT OF ADDITIONAL INFORMATION

                Relating to the acquisition of the assets of

                                   GINTEL FUND
                             6 Greenwich Office Park
                          Greenwich, Connecticut 06831

                        by and in exchange for shares of

                              THE TOCQUEVILLE FUND
                                    series of
                              THE TOCQUEVILLE TRUST
                                  1675 Broadway
                            New York, New York 10019


      This Statement of Additional Information, relating specifically to the proposed acquisition of substantially all of the assets of the Gintel Fund ("Gintel") by The Tocqueville Fund series of The Tocqueville Trust ("Tocqueville"), consists of this cover page, pro forma financial statements and the following described documents, each of which is incorporated by reference herein:


      The Statement of Additional Information of Tocqueville dated February 28, 2003;

      The Annual Report of Tocqueville for the year ended October 31, 2002, and the Semi-Annual Report of Tocqueville for the six months ended April 30, 2003; and

      The Annual Report of Gintel for the year ended December 31, 2002.


      This Statement of Additional Information is not a prospectus. A Combined Proxy Statement/Prospectus dated September 29, 2003, relating to the above-referenced transaction may be obtained from Tocqueville Asset Management L.P., 1675 Broadway, New York, New York 10019, (800) 355-7307. This Statement of Additional Information relates to, and should be read in conjunction with, such Combined Proxy Statement/Prospectus.

      Shown below are financial statements for both Gintel and Tocqueville and Pro Forma financial statements for the Combined Fund at April 30, 2003 and October 31, 2002, as though the reorganization occurred as of that date. The first table presents Statements of Assets and Liabilities (unaudited) for both Gintel and Tocqueville and Pro Forma figures for the Combined Fund. The second table presents Statements of Operations (unaudited) for both Gintel and Tocqueville and Pro Forma figures for the Combined Fund. The third table presents Portfolio of Investments (unaudited) for both Gintel and Tocqueville and Pro Forma figures for the Combined Fund. The tables are followed by the Notes to the Pro Forma Financial Statements (unaudited).


      The date of this Statement of Additional Information is September 29,
2003.


                                                  PRO FORMA FINANCIAL STATEMENTS
                               Statements of Assets and Liabilities as of April 30, 2003 (Unaudited)


                                                                                   The                    Tocqueville
                                                                               Tocqueville                (Pro Forma)
                                                             Gintel Fund          Fund           Adjustments        Combined
                                                           ---------------   --------------    --------------     --------------

Assets
Investments, at value (1)                                    $ 62,551,942       $ 69,465,796                       $132,017,738
Cash                                                                  354                425                                779
Receivable for investments sold                                   813,141             53,370                            866,511
Receivable for fund shares sold                                         -            103,806                            103,806
Dividends, interest and other receivables                           5,285             58,328                             63,613
Prepaid assets                                                          -             59,914                             59,914
                                                           ---------------   --------------    --------------     --------------
Total Assets                                                   63,370,722         69,741,639                        133,112,361
                                                           ---------------   --------------    --------------     --------------

Liabilities
Payable for investments purchased                                       -            307,433                            307,433
Payable for fund shares redeemed                                        -             58,420                             58,420
Payable to Adviser                                                 51,545             47,654                             99,199
Accrued distribution fee                                                -             12,005                             12,005
Accrued expenses and other liabilities                             87,693             51,868                            139,561
                                                           ---------------   --------------    --------------     --------------
Total Liabilities                                                 139,238            477,380                 -          616,618
                                                           ---------------   --------------    --------------     --------------
Net Assets                                                   $ 63,231,484       $ 69,264,259      $          -     $132,495,743
                                                           ---------------   --------------    --------------     --------------

Net assets consisted of:
Paid in capital                                               114,198,168         67,364,315                        181,562,483
Accumulated net investment income (loss)                       (1,740,885)           151,685                         (1,589,200)
Accumulated net realized loss                                 (50,490,269)          (532,724)                       (51,022,993)
Net unrealized appreciation on:                                                                                               -
     Investments                                                1,264,470          2,280,983                          3,545,453
                                                           ---------------   --------------    --------------     --------------
Net assets                                                   $ 63,231,484       $ 69,264,259                 -     $132,495,743
                                                           ---------------   --------------    --------------     --------------

Shares of beneficial interest outstanding
     (unlimited shares of $0.01 par value authorized)           7,096,194          4,954,890        (2,573,198)       9,477,886
Net asset value, offering and redemption price per share     $       8.91            $ 13.98                            $ 13.98
                                                           ---------------   --------------    --------------     --------------

   (1) Cost of Investments                                   $ 61,350,138       $ 67,184,813                       $128,534,951



            See Notes to Pro Forma Financial Statements (Unaudited)



              Statements of Operations for the six months ended April 30, 2003 (Unaudited)



                                                                                                       Tocqueville
                                                                          The Tocqueville               (Pro Forma)
                                                         Gintel Fund            Fund            Adjustments     Combined
                                                       ---------------     --------------     --------------  --------------

Investment Income:
Dividends*                                                    $ 56,962           $ 598,382    $         -       $   655,344
Interest                                                       391,905              11,288              -           403,193
Other Income                                                    18,187                   -              -            18,187
                                                       ---------------     --------------     --------------  --------------
                                                               467,054             609,670              -         1,076,724
                                                       ---------------     --------------     --------------  --------------

Expenses:
Investment Adviser's fee                                       314,582             253,982        (70,553)          498,011
Custody fees                                                         -              16,131            749            16,880
Fund accounting fees                                                 -              18,549         (1,992)           16,557
Transfer agent and shareholder services                              -              28,069                           28,069
Professional fees                                                    -              19,258                           19,258
Distribution fees                                                    -              84,661         81,343           166,004
Administration fee                                             306,384              50,796       (257,578)           99,602
Printing and mailing expense                                         -               1,224                            1,224
Registration fees                                                    -              12,614                           12,614
Trustee fees and expenses                                       27,521               4,524        (27,521)            4,524
Insurance expense                                                    -               3,439                            3,439
Other                                                            1,488                   -                            1,488
                                                       ---------------     --------------     --------------  --------------
    Total expenses before waivers                              649,975             493,247       (275,552)          867,670
      Less:  Fees waived                                             -             (19,190)        19,190                 -
                                                       ---------------     --------------     --------------  --------------
      Net expenses                                             649,975             474,057       (256,362)          867,670
                                                       ---------------     --------------     --------------  --------------

Net Investment Income(Loss)                                   (182,921)            135,613        256,362           209,054

Realized and Unrealized Gain (Loss):
      Net realized gain (loss) on investments                  506,591            (486,228)             -            20,363
      Net change in unrealized appreciation on:
          Investments                                        2,254,256           3,199,302              -         5,453,558
                                                       ---------------     --------------     --------------  --------------
          Net gain on investments                            2,760,847           2,713,074              -         5,473,921
                                                       ---------------     --------------     --------------  --------------

Net Increase in Net Assets Resulting from
    Operations                                             $ 2,577,926         $ 2,848,687        256,362       $ 5,682,975
                                                       ---------------     --------------     --------------  --------------

* Net of Foreign Taxes Withheld                            $         -         $         -              -       $         -
                                                       ---------------     --------------     --------------  --------------


                                        Portfolio of Investments as of April 30, 2003 (Unaudited)

                                                                                                                Tocqueville
                                                              Gintel                 Tocqueville                  Proforma
Common Stocks -  59.4%                                 Shares         Value       Shares       Value        Shares         Value
----------------------                                 ------         -----       ------       -----        ------         -----
Advertising - 0.8%
The Interpublic Group of Companies, Inc.                                            100,000    1,140,000       100,000     1,140,000
                                                                    ----------                ----------                  ----------
                                                                                               1,140,000                   1,140,000
Beverages -  0.6%
The Coca-Cola Company                                                                20,000      808,000        20,000       808,000
                                                                    ----------                ----------                  ----------
                                                                                                 808,000                     808,000
Chemical/Industrial - 2.4%
The Dow Chemical Company                                   10,000       326,400                                 10,000       326,400
E.I du Pont de Nemours and Company                                                   25,000    1,063,250        25,000     1,063,250
Olin Corporation                                                                    100,000    1,812,000       100,000     1,812,000
                                                                    ----------                ----------                  ----------
                                                                        326,400                2,875,250                   3,201,650
Communications - 1.2%
Tellabs, Inc.                                                                       250,000    1,545,000       250,000     1,545,000
                                                                    ----------                ----------                  ----------
                                                                                               1,545,000                   1,545,000
Computers - 0.2%
Sun Microsystems, Inc.                                     70,000       231,000                                 70,000       231,000
                                                                    ----------                ----------                  ----------
                                                                        231,000                                              231,000
Consumer Products - 0.6%
Colgate-Palmolive Company                                  15,000       857,550                                 15,000       857,550
                                                                    ----------                ----------                  ----------
                                                                        857,550                                              857,550
Data Storage -  2.7%
EMC Corporation                                                                     400,000    3,636,000       400,000     3,636,000
                                                                    ----------                ----------                  ----------
                                                                                               3,636,000                   3,636,000
Drilling Equipment - 2.9%
Tesco Corporation                                                                   200,000    2,120,000       200,000     2,120,000
Varco International, Inc.                                                           100,000    1,759,000       100,000     1,759,000
                                                                    ----------                ----------                  ----------
                                                                                               3,879,000                   3,879,000
Eating and Drinking Places - 1.3%
McDonald's Corporation                                                              100,000    1,710,000       100,000     1,710,000
                                                                    ----------                ----------                  ----------
                                                                                               1,710,000                   1,710,000
Electric, Gas and Sanitary Services -  2.8%
FPL Group, Inc.                                                                      40,000    2,434,800        40,000     2,434,800
Hawaiian Electric Industries, Inc.                                                   30,000    1,240,500        30,000     1,240,500
                                                                    ----------                ----------                  ----------
                                                                                               3,675,300                   3,675,300



                                        Portfolio of Investments as of April 30, 2003 (Unaudited)

                                                                                                                 Tocqueville
                                                              Gintel                 Tocqueville                  Proforma
Common Stocks -  59.4%                                 Shares         Value       Shares       Value        Shares         Value
----------------------                                 ------         -----       ------       -----        ------         -----

Energy -  0.7%
Exxon Mobil Corporation                                    25,000       880,000                                 25,000       880,000
                                                                    ----------                ----------                  ----------
                                                                        880,000                                              880,000
Financial -  1.6%
American Express Company                                   20,000       757,200                                 20,000       757,200
J.P. Morgan Chase & Co.                                    17,500       513,625                                 17,500       513,625
SouthTrust Corporation                                     30,000       805,830                                 30,000       805,830
                                                                    ----------                ----------                  ----------
                                                                      2,076,655                                            2,076,655
Furniture & Fixtures -  0.7%
Steelcase Inc.                                                                      100,000      959,000       100,000       959,000
                                                                    ----------                ----------                  ----------
                                                                                                 959,000                     959,000
Healthcare -  1.7%
Humana Inc.                                                                         200,000    2,210,000       200,000     2,210,000
                                                                    ----------                ----------                  ----------
                                                                                               2,210,000                   2,210,000
Industrial Equipment - 1.9%
Federal Signal Corporation                                                           75,000    1,296,000        75,000     1,296,000
Honeywell International Inc.                                                         50,000    1,180,000        50,000     1,180,000
                                                                    ----------                ----------                  ----------
                                                                                               2,476,000                   2,476,000
Insurance/Reinsurance Carriers - 4.2%
The Allstate Corporation                                                             50,000    1,889,500        50,000     1,889,500
IPC Holdings, Ltd.                                                                   70,000    2,404,500        70,000     2,404,500
Unitrin, Inc.                                                                        50,000    1,235,500        50,000     1,235,500
                                                                    ----------                ----------                  ----------
                                                                                               5,529,500                   5,529,500
Investment Management/Advisory Services -  0.4%
Alliance Capital Management Holding L.P.                   15,000       478,200                                 15,000       478,200
                                                                    ----------                ----------                  ----------
                                                                        478,200                                              478,200
Machine Tools & Related Products -  0.9%
Kennametal Inc.                                                                      40,000    1,259,600        40,000     1,259,600
                                                                    ----------                ----------                  ----------
                                                                                               1,259,600                   1,259,600
Mail Systems/Technology -  0.3%
Pitney Bowes Inc.                                          10,000       351,100                                 10,000       351,100
                                                                    ----------                ----------                  ----------
                                                                        351,100                                              351,100
Media - 1.0%
Viacom Inc. - Class A                                                                20,000      868,400        20,000       868,400
Viacom Inc. - Class B                                                                10,000      434,100        10,000       434,100
                                                                    ----------                ----------                  ----------
                                                                                               1,302,500                   1,302,500
Medical Instruments - 0.1%
Milestone Scientific Inc.                                 555,000       116,550                                555,000       116,550
                                                                    ----------                ----------                  ----------
                                                                        116,550                                              116,550
Metal Mining - 5.9%
Alcoa Inc.                                                                           75,000    1,719,750        75,000     1,719,750
Inco Limited                                                                        100,000    1,838,000       100,000     1,838,000


                                        Portfolio of Investments as of April 30, 2003 (Unaudited)

                                                                                                                Tocqueville
                                                              Gintel                 Tocqueville                  Proforma
Common Stocks -  59.4%                                 Shares         Value       Shares       Value        Shares         Value
----------------------                                 ------         -----       ------       -----        ------         -----

Newmont Mining Corporation                                                          100,000    2,702,000       100,000     2,702,000
Phelps Dodge Corporation                                                             50,000    1,559,500        50,000     1,559,500
                                                                    ----------                ----------                  ----------
                                                                                               7,819,250                   7,819,250
Money Center Banks - 3.0%
The Bank of New York Company, Inc.                                                  100,000    2,645,000       100,000     2,645,000
Mitsubishi Tokyo Financial Group, Inc. (MFTG)                                       400,000    1,408,000       400,000     1,408,000
                                                                    ----------                ----------                  ----------
                                                                                               4,053,000                   4,053,000
Oil & Gas Exploration and Production - 2.0%
Devon Energy Corporation                                                             12,420      586,845        12,420       586,845
Murphy Oil Corporation                                                               50,000    2,082,500        50,000     2,082,500
                                                                    ----------                ----------                  ----------
                                                                                               2,669,345                   2,669,345
Oil & Gas Extraction - 1.1%
Core Laboratories N.V.                                                              150,000    1,500,000       150,000     1,500,000
                                                                    ----------                ----------                  ----------
                                                                                               1,500,000                   1,500,000
Paper and Allied Products - 2.1%
Temple-Inland Inc.                                                                   50,000    2,265,000        50,000     2,265,000
Weyerhaeuser Company                                                                 10,000      495,900        10,000       495,900
                                                                    ----------                ----------                  ----------
                                                                                               2,760,900                   2,760,900
Petroleum Refining - 0.5%
ChevronTexaco Corporation                                                            10,000      628,100        10,000       628,100
                                                                    ----------                ----------                  ----------
                                                                                                 628,100                     628,100
Pharmaceuticals - 2.9%
Bristol-Myers Squibb Company                                                         50,000    1,277,000        50,000     1,277,000
Merck & Co. Inc.                                                                     25,000    1,454,500        25,000     1,454,500
Onyx Pharmaceuticals, Inc.                                                           40,000      357,600        40,000       357,600
Pfizer Inc.                                                25,000       768,750                                 25,000       768,750
                                                                    ----------                ----------                  ----------
                                                                        768,750                3,089,100                   3,857,850
Pumps & Valves - 0.9%
Flowserve Corporation                                                                75,000    1,158,000        75,000     1,158,000
                                                                    ----------                ----------                  ----------
                                                                                               1,158,000                   1,158,000
Retail-Building Products - 1.1%
The Home Depot, Inc.                                                                 50,000    1,406,500        50,000     1,406,500
                                                                    ----------                ----------                  ----------
                                                                                               1,406,500                   1,406,500
Retail-Pharmacy - 0.6%
Walgreen Co.                                               25,000       771,500                                 25,000       771,500
                                                                    ----------                ----------                  ----------
                                                                        771,500                                              771,500
Semi-Conductor Equipment - 0.3%
KLA-Tencor Corporation                                     10,000       410,000                                 10,000       410,000
                                                                    ----------                ----------                  ----------
                                                                        410,000                                              410,000
Software - 2.7%
Autodesk, Inc.                                                                      100,000    1,556,000       100,000     1,556,000
Microsoft Corporation                                                                50,000    1,278,000        50,000     1,278,000



                                        Portfolio of Investments as of April 30, 2003 (Unaudited)

                                                                                                                Tocqueville
                                                              Gintel                 Tocqueville                  Proforma
Common Stocks -  59.4%                                 Shares         Value       Shares       Value        Shares         Value
----------------------                                 ------         -----       ------       -----        ------         -----

Systems & Computer Technology Corporation                                           100,000      717,000       100,000       717,000
                                                                    ----------                ----------                  ----------
                                                                                               3,551,000                   3,551,000
Technology - 2.4%
CheckFree Corp.                                           100,000     2,757,000                                100,000     2,757,000
Universal Display Corporation                                                        50,000      489,500        50,000       489,500
                                                                    ----------                ----------                  ----------
                                                                      2,757,000                  489,500                   3,246,500
Toy Manufacturing - 1.6%
Mattel, Inc.                                                                        100,000    2,174,000       100,000     2,174,000
                                                                    ----------                ----------                  ----------
                                                                                               2,174,000                   2,174,000
Transportation Equipment - 1.7%
The Boeing Company                                                                   50,000    1,364,000        50,000     1,364,000
Northrop Grumman Corporation                                                         10,000      879,500        10,000       879,500
                                                                    ----------                ----------                  ----------
                                                                                               2,243,500                   2,243,500
Wireless Mobile Computing Systems - 1.2%
Symbol Technologies, Inc.                                                           145,000    1,584,850       145,000     1,584,850
                                                                    ----------                ----------                  ----------
                                                                                               1,584,850                   1,584,850
Wireless Networking Equipment - 0.4%
InterDigital Communications Corporation                                              10,000      225,300        10,000       225,300
Proxim Corporation                                                                  506,325      344,301       506,325       344,301
                                                                    ----------                ----------                  ----------
                                                                                                 569,601                     569,601

------------------------------------------------------------------------------------------------------------------------------------
Total Common Stocks (Cost $75,243,714)                               10,024,705               68,701,796                  78,726,501
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                  Tocqueville
                                                              Gintel Fund               Tocqueville                Proforma
                                                        Principal       Value     Principal      Value      Principal       Value
Short-Term Investments -  40.2%
GE Capital Corp. Commercial Paper, 1.23%, 5/1/03        2,500,000     2,500,000                              2,500,000     2,500,000

Repurchase Agreement with U.S. Bank, N.A.,
1.05%, dated 4/30/03, due 5/1/03, collateralized by
a U.S. Treasury Note valued at $779,027.
Repurchase proceeds of $764,022 (cost $764,000).                                    764,000      764,000       764,000       764,000

U.S. Treasury Bill - 1.40%       5/1/03                14,012,000    14,012,000                             14,012,000    14,012,000
U.S. Treasury Bill - 1.145%      5/8/03                12,010,000    12,007,548                             12,010,000    12,007,548
U.S. Treasury Bill - 1.24%       5/15/03               10,008,000    10,004,108                             10,008,000    10,004,108
U.S. Treasury Bill - 1.20%       5/22/03               14,012,000    14,003,581                             14,012,000    14,003,581

------------------------------------------------------------------------------------------------------------------------------------
Total Short-Term Investments (Cost $53,291,237)                      52,527,237                  764,000                  53,291,237
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (Cost $128,534,951) -  99.6%                       62,551,942               69,465,796                 132,017,738
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Other Assets less Liabilities  -  0.4%                                  679,542                 (201,537)                    478,005
------------------------------------------------------------------------------------------------------------------------------------

Total Net Assets - 100.0%                                            63,231,484               69,264,259                 132,495,743
                   =====                                           ============              ===========                ============

     Notes to the Pro Forma Financial Statements April 30, 2003 (Unaudited)

1.    BASIS OF COMBINATION

      The Pro Forma Combined Statement of Assets and Liabilities, including the Portfolio of Investments ("Pro Forma Statements") as of April 30, 2003, and the related Combined Statement of Operations for the six months ended April 30, 2003, reflect the accounts of The Tocqueville Fund series of The Tocqueville Trust ("Tocqueville") and Gintel Fund ("Gintel"). The Pro Forma Combined Statement of Assets and Liabilities has been restated to reflect a tax free exchange of Gintel shares as of the close of business on April 30, 2003. Tocqueville's adviser, Tocqueville Asset Management L.P., and Gintel's adviser, Gintel & Co., LLC, will equally pay all the costs associated with the reorganization except for the legal expenses which will be paid solely by Tocqueville Asset Management L.P.


      The Pro Forma Statements give effect to the proposed transfer of substantially all assets and liabilities of Gintel in exchange for shares of Tocqueville. In conjunction with the reorganization, Tocqueville is the surviving fund.


      The Pro Forma Statements should be read in conjunction with the historical financial statements of Tocqueville and Gintel included in their respective Statements of Additional Information.

2.    VALUATION

      Investments in securities, including foreign securities, traded on an exchange or quoted on the over-the-counter market are valued at the last sale price or, if no sale occurred during the day, at the mean between closing bid and asked prices, as last reported by a pricing service approved by the Trustees. When market quotations are not readily available, or when restricted securities or other assets are being valued, such assets are valued at fair value as determined in good faith by or under procedures established by the Trustees. Short-term investments are stated at cost which, together with accrued interest, approximates fair value.

3.    CAPITAL SHARES

      The Pro Forma Combined net asset value per share assumes the issuance of additional shares of Tocqueville which would have been issued at April 30, 2003, in connection with the proposed reorganization. The amount of additional shares assumed to be issued was calculated based on the April 30, 2003, net asset value per share of Tocqueville ($13.98).

      The Pro Forma number of shares outstanding are determined as follows:

Shares of
Tocqueville:          4,954,890

Additional Shares to
be issued to Gintel:  4,522,996

Pro Forma
Shares Outstanding:   9,477,886

      The Pro Forma Statements assume that all shares of Gintel outstanding on April 30, 2003, were exchanged, tax free, for shares of Tocqueville.

4.    PRO FORMA OPERATING EXPENSES

      The Pro Forma Statement of Operations assumes expense adjustments based on the agreements of Tocqueville, the surviving entity. Certain accounts have been adjusted to reflect the expenses of the combined entity more closely. Pro Forma operating expenses include the expenses of Tocqueville and Gintel combined, adjusted for certain items which are factually supportable. All fees other than the Trustee fees and expenses have been charged to the combined entity based upon the contracts, in effect for Tocqueville at the level of assets of the combined fund for the stated period.

                         PRO FORMA FINANCIAL STATEMENTS

   Statements of Assets and Liabilities as of October 31, 2002 (Unaudited)

                                                The                  Tocqueville
                                            Tocqueville              (Pro Forma)
                               Gintel Fund      Fund    Adjustments   Combined
                               -----------  ----------- -----------  -----------
Assets
Investments, at value(1)      $65,272,217  $71,175,430             $136,447,647
Cash                                  743            -                      743
Receivable for investments
  sold                             43,854      761,792                  805,646
Receivable for fund shares
  sold                                  -      190,430                  190,430
Dividends, interest and other
  receivables                       2,084       42,065                   44,149
Prepaid assets                          -       13,177                   13,177
                              -----------  ----------- ----------- -------------
Total Assets                   65,318,898   72,182,894             $137,501,792
                              -----------  ----------- ----------- -------------
Liabilities
Payable for investments
  purchased                             -    1,790,068                1,790,068
Payable for fund shares
  redeemed                              -       51,000                   51,000
Payable to Adviser                 53,909       79,795                  133,704
Accrued distribution fee                -       28,490                   28,490
Accrued expenses and other
  liabilities                      87,515       99,639                  187,154
                              -----------  ----------- ----------- -------------
Total Liabilities                 141,424    2,048,992                2,190,416
                              -----------  ----------- ----------- -------------
Net Assets                    $65,177,474  $70,133,902             $135,311,376
                              -----------  ----------- ----------- -------------

Net assets consisted of:
Paid in capital               118,751,001   76,938,473              195,689,474
Accumulated net investment
  income (loss)                (1,556,881)           -               (1,556,881)
Accumulated net realized gain
  (loss)                      (51,243,860)  (5,886,252)             (57,130,112)
Net unrealized appreciation
  (depreciation) on:                                                          -
     Investments                 (772,786)    (918,319)              (1,691,105)
                              -----------  ----------- ----------- -------------
Net assets                    $65,177,474  $70,133,902             $135,311,376
                              -----------  ----------- ----------- -------------

Shares of beneficial interest
  outstanding (unlimited
  shares of $0.01 par value
  authorized)                   7,621,462    5,226,933 (2,764,720)   10,083,675
Net asset value, offering and
  redemption price per share  $      8.55  $     13.42             $      13.42
                              -----------  ----------- ----------- -------------
(1)Cost of Investments        $66,293,002  $72,093,749             $138,386,751

           See Notes to Pro Forma Financial Statements (Unaudited)


 Statements of Operations for the twelve months ended October 31, 2002 (Unaudited)

                                                The                  Tocqueville
                                            Tocqueville              (Pro Forma)
                               Gintel Fund      Fund    Adjustments   Combined
                               -----------  ----------- -----------  -----------
Investment Income:
Dividends*                      $   47,781  $   789,067  $       -    $ 836,848
Interest                         1,286,222       23,125          -    1,309,347
Other Income                        42,003            -          -       42,003
                               -----------   ----------- ---------    ---------
                                 1,376,006      812,192          -    2,188,198
                               -----------   ----------- ---------    ---------
Expenses:
Investment Adviser's fee           878,504      454,990   (269,217)   1,064,277
Custody fees                             -       13,464     22,117       35,581
Fund accounting fees                     -       23,824     10,166       33,990
Transfer agent and shareholder
  services                               -       33,583                  33,583
Professional fees                        -       39,410                  39,410
Distribution fees                        -      151,664    203,095      354,759
Administration fee               1,050,842       90,999   (928,986)     212,855
Printing and mailing expense             -       12,339                  12,339
Registration fees                        -       20,366                  20,366
Trustee fees and expenses           55,498        8,383    (55,498)       8,383
Insurance expense                        -        4,211                   4,211
Other                               66,750          393                  67,143
                               -----------   ----------- ---------    ---------
 Total expenses before waivers   2,051,594      853,626 (1,018,323)   1,886,897
   Less:  Fees waived                    -       (4,436)     4,436           -
                               -----------  ------------ ---------    ---------
   Net expenses                  2,051,594      849,190 (1,013,887)   1,886,897
                               -----------  ----------- -----------   ---------
Net Investment Income (Loss)      (675,588)     (36,998) 1,013,887      301,301
                               -----------  -----------  ---------    ---------

Realized and Unrealized Gain
  (Loss):
  Net realized gain (loss) on
   investments                 (53,729,035)     (46,399)         -  (53,775,434)
  Net change in unrealized
   appreciation (depreciation)
   on:
   Investments                  37,414,134  (10,396,836)         -   27,017,298
                               -----------   ---------- ----------  -----------
   Net gain (loss) on
     investments               (16,314,901) (10,443,235)         -  (26,758,136)
                               -----------   ----------- ---------  -----------
Net Increase (Decrease) in Net
  Assets Resulting from
  Operations                  $(16,990,489)$(10,480,233) 1,013,887 $(26,456,835)
                              ------------  ------------ ---------  -----------

*Net of Foreign Taxes
      Withheld                $         -  $      4,806 $        - $      4,806
                              ------------  ------------  --------  -----------

           See Notes to Pro Forma Financial Statements (Unaudited)

             Portfolio of Investments as of October 31, 2002 (Unaudited)

                                                                                          Tocqueville
                                         Gintel Fund              Tocqueville               Proforma
                                     Shares        Value      Shares        Value      Shares       Value
                                     ------        -----      ------        -----      ------       -----
Common Stocks -  56.2%
----------------------
Advertising - 1.6%
The Interpublic Group of
Companies, Inc.                                 $            110,000     $1,316,700    110,000     $1,316,700
Viacom Inc. - Class A                                         10,000        445,900     10,000        445,900
Viacom Inc. - Class B                                         10,000        446,100     10,000        446,100
                                               ----------                ----------                -----------
                                                                          2,208,700                 2,208,700
Biotechnology - 0.0%
Thermogenesis Corp.                  15,000        18,600                               15,000         18,600
                                               ----------                ----------                -----------
                                                   18,600                                              18,600
Business Services -  0.2%
Optimal Robotics Corp.                                        50,000        310,500     50,000        310,500
                                               ----------                ----------                -----------
                                                                            310,500                   310,500
Chemical/Industrial - 2.2%
E.I du Pont de Nemours and
Company                                                       25,000      1,031,250     25,000      1,031,250
Olin Corporation                                             120,000      1,951,200    120,000      1,951,200
                                               ----------                ----------                -----------
                                                                          2,982,450                 2,982,450
Communications - 2.0%
AT&T Corp.                                                    90,000      1,173,600     90,000      1,173,600
Tellabs, Inc.                                                200,000      1,536,000    200,000      1,536,000
                                               ----------                ----------                -----------
                                                                          2,709,600                 2,709,600
Data Storage -  1.9%
EMC Corporation                                              500,000      2,555,000    500,000      2,555,000
                                               ----------                ----------                -----------
                                                                          2,555,000                 2,555,000
Drilling Equipment - 1.2%
Varco International, Inc.                                    100,000      1,644,000    100,000      1,644,000
                                               ----------                ----------                -----------
                                                                          1,644,000                 1,644,000
Eating and Drinking Places - 1.0%
McDonald's Corporation                                        75,000      1,358,250     75,000       1,358,250
                                               ----------                ----------                -----------
                                                                          1,358,250                  1,358,250
Education - 0.7%
Systems & Computer
Technology Corporation                                       100,000        942,000    100,000         942,000
                                               ----------                ----------                -----------
                                                                            942,000                    942,000
Electric, Gas and Sanitary
Services -  2.5%
FPL Group, Inc.                                               40,000      2,359,200     40,000       2,359,200
Hawaiian Electric Industries, Inc.                            20,000        957,400     20,000         957,400
                                               ----------                ----------                -----------
                                                                          3,316,600                  3,316,600
Energy -  0.8%
Anadarko Petroleum
Corporation                          10,000       445,400                               10,000         445,400
ChevronTexaco Corporation             5,000       338,150                                5,000         338,150
ConocoPhillips                        5,000       242,500                                5,000         242,500
                                               ----------                ----------                 ----------
                                                1,026,050                                            1,026,050
Entertainment -  1.1%
Imax Corporation                    300,000     1,497,000                              300,000       1,497,000
                                               ----------                ----------                 ----------
                                                1,497,000                                            1,497,000
Financial Institutions - 0.3%
Net.B@nk, Inc.                       40,000       395,200                               40,000         395,200
                                               ----------                ----------                 ----------
                                                  395,200                                              395,200
Freight -  0.9%
Alexander & Baldwin, Inc.                                     50,000      1,162,550     50,000       1,162,550
                                               ----------                ----------                 ----------
                                                                          1,162,550                  1,162,550
Furniture & Fixtures -  0.7%
Steelcase Inc.                                               100,000        911,000    100,000         911,000
                                               ----------                ----------                 ----------
                                                                            911,000                    911,000
Industrial Equipment - 0.9%
Honeywell International Inc.                                  50,000      1,197,000     50,000       1,197,000
                                               ----------                ----------                 ----------
                                                                          1,197,000                  1,197,000


                                                                                          Tocqueville
                                         Gintel Fund              Tocqueville               Proforma
                                     Shares        Value      Shares        Value      Shares       Value
                                     ------        -----      ------        -----      ------       -----

Insurance Agents, Brokers
and Services -  1.8%
Humana Inc.                                                  200,000      2,436,000    200,000       2,436,000
                                               ----------                ----------                 ----------
                                                                          2,436,000                  2,436,000
Insurance/Reinsurance
Carriers - 4.9%
The Allstate Corporation                                      50,000      1,989,000     50,000       1,989,000
American International
Group, Inc.                                                   15,000        938,250     15,000         938,250
IPC Holdings, Ltd.                                            70,000      2,181,900     70,000       2,181,900
Unitrin, Inc.                                                 50,000      1,575,000     50,000       1,575,000
                                               ----------                ----------                 ----------
                                                                          6,684,150                  6,684,150
Medical Instruments - 0.1%
Milestone Scientific Inc.           555,000       166,500                              555,000         166,500
                                               ----------                ----------                 ----------
                                                  166,500                                              166,500
Metal Mining - 4.6%
Inco Limited                                                 115,000      2,196,500    115,000       2,196,500
Newmont Mining Corporation                                   100,000      2,472,000    100,000       2,472,000
Phelps Dodge Corporation                                      50,000      1,551,000     50,000       1,551,000
                                               ----------                ----------                 ----------
                                                                          6,219,500                  6,219,500
Money Center Banks - 4.0%
Bank of America Corporation                                   40,000      2,792,000     40,000       2,792,000
The Bank of New York
Company, Inc.                                                 25,000        650,000     25,000         650,000
Mitsubishi Tokyo
Financial Group, Inc. (MFTG)                                 300,000      1,923,000    300,000       1,923,000
                                               ----------                ----------                 ----------
                                                                          5,365,000                  5,365,000
Non-Depository Credit
Institutions - 0.7%
American Express Company                                      25,000        909,250     25,000         909,250
                                               ----------                ----------                 ----------
                                                                            909,250                    909,250
Oil & Gas Extraction - 1.6%
Ivanhoe Energy Inc.                                           300,000       180,000    300,000         180,000
Tesco Corporation                                             206,900     2,017,275    206,900       2,017,275
                                               ----------                ----------                 ----------
                                                                          2,197,275                  2,197,275
Paper and Allied Products - 1.5%
Temple-Inland Inc.                                            50,000      2,051,000     50,000       2,051,000
                                               ----------                ----------                 ----------
                                                                          2,051,000                  2,051,000
Petroleum Refining - 3.1%
Core Laboratories NV                                         130,000      1,225,900    130,000       1,225,900
Murphy Oil Corporation                                        35,000      2,934,050     35,000       2,934,050
                                               ----------                ----------                 ----------
                                                                          4,159,950                  4,159,950
Pharmaceuticals - 2.1%
Bristol-Myers Squibb
Company                                                       43,500      1,070,535     43,500       1,070,535
Merck & Co. Inc.                                              20,000      1,084,800     20,000       1,084,800
Schering-Plough Corporation                                   35,000        747,250     35,000         747,250
                                               ----------                ----------                 ----------
                                                                          2,902,585                  2,902,585
Primary Metal Industries - 1.2%
Alcoa Inc.                                                    75,000      1,654,500     75,000       1,654,500
                                               ----------                ----------                 ----------
                                                                          1,654,500                  1,654,500
Pumps & Valves - 0.3%
Flowserve Corporation                                         40,000        468,800     40,000         468,800
                                               ----------                ----------                 ----------
                                                                            468,800                    468,800
Software - 2.4%
Adobe Systems Incorporated                                    30,000        709,200     30,000         709,200
Autodesk, Inc.                                               100,000      1,170,000    100,000       1,170,000
Microsoft Corporation                                         25,000      1,336,750     25,000       1,336,750
                                               ----------                ----------                 ----------
                                                                          3,215,950                  3,215,950
Technology - 6.1%
CheckFree Corp.                     475,000     7,733,000                              475,000       7,733,000
Universal Display Corporation                                 60,000        540,600     60,000         540,600
                                               ----------                ----------                 ----------
                                                7,733,000                   540,600                  8,273,600


                                                                                          Tocqueville
                                        Gintel Fund              Tocqueville               Proforma
                                    Shares        Value      Shares        Value      Shares       Value
                                    ------        -----      ------        -----      ------       -----

Toy Manufacturing - 1.4%
Mattel, Inc.                                                100,000      1,836,000    100,000       1,836,000
                                              ----------                ----------                 ----------
                                                                         1,836,000                  1,836,000
Transportation Equipment - 1.3%
The Boeing Company                                          60,000       1,785,000     60,000       1,785,000
                                              ----------                ----------                 ----------
                                                                         1,785,000                  1,785,000
Wireless Mobile Computing
Systems - 0.9%
Symbol Technologies, Inc.                                  145,000       1,254,250    145,000       1,254,250
                                              ----------                ----------                 ----------
                                                                         1,254,250                  1,254,250
Wireless Networking
Equipment - 0.2%
Proxim Corporation                                         250,000         212,500    250,000         212,500
                                              ----------                ----------                 ----------
                                                                           212,500                    212,500

-------------------------------------------------------------------------------------------------------------
Total Common Stocks
(Cost $76,598,169)                            10,836,350                65,189,960                 76,026,310
-------------------------------------------------------------------------------------------------------------

                                                 Principal                 Principal                  Principal
Fixed Income Securities -  0.1%                   Amount                    Amount                     Amount
                                                  ------                    ------                     ------
Conseco Inc., 8.50%,10/15/2049     1,500,000      131,250                            1,500,000         131,250
-------------------------------------------------------------------------------------------------------------
Total Fixed Income Securities
(Cost $1,500,000)                                131,250                                              131,250
-------------------------------------------------------------------------------------------------------------




                                                                                                 Tocqueville
                                            Gintel Fund                 Tocqueville                Proforma
                                     Principal        Value        Principal     Value       Principal    Value
                                     ---------        -----       -----------    -----       ---------    -----


Short-Term Investments - 44.5%
GE Capital Corp. Commercial
Paper, 1.72%, 11/1/02                1,765,000     1,765,000                                1,765,000    1,765,000

Repurchase Agreement with U.S.
Bank, N.A.,
1.15%, dated 10/31/02, due
11/01/02, collateralized by
U.S. Treasury Note valued at
$1,441,233.
Repurchase proceeds of
$1,413,045 (cost $1,413,000).                                     1,413,000     1,413,000   1,413,000    1,413,000

U.S. Treasury Bill - 1.85%
11/7/02                             11,013,000    11,010,284                               11,013,000   11,010,284
U.S. Treasury Bill - 1.87%
11/14/02                            18,022,000    18,012,043                               18,022,000   18,012,043
U.S. Treasury Bill - 1.90%
11/21/02                            13,517,000    13,505,360                               13,517,000   13,505,360
U.S. Treasury Bill - 1.89%
11/29/02                            10,023,000    10,011,930                               10,023,000   10,011,930
U.S. Treasury Bill - 1.70%
1/23/03                                                             300,000       299,025     300,000      299,025
U.S. Treasury Bill - 1.60%
3/27/03                                                           2,300,000     2,287,221   2,300,000    2,287,221
U.S. Treasury Bill - 1.40%
5/1/03                                                            2,000,000     1,986,224   2,000,000    1,986,224
------------------------------------------------------------------------------------------------------------------
Total Short-Term Investments
(Cost $60,288,582)                                54,304,617                    5,985,470               60,290,087
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Total Investments
(Cost $138,386,751) -  100.8%                     65,272,217                   71,175,430              136,447,647
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Liabilities, less Other Assets -  (0.8%)             (94,743)                  (1,041,528)              (1,136,271)
------------------------------------------------------------------------------------------------------------------


Total Net Assets - 100.0%                     $65,177,474                  $70,133,902             $135,311,376
                                              ===========                  ===========             ============


           See Notes to Pro Forma Financial Statements (Unaudited)

  Notes to the Pro Forma Financial Statements October 31, 2002 (Unaudited)

1.    BASIS OF COMBINATION

      The Pro Forma Combined Statement of Assets and Liabilities, including the Portfolio of Investments ("Pro Forma Statements") as of October 31, 2002, and the related Combined Statement of Operations for the twelve months ended October 31, 2002, reflect the accounts of The Tocqueville Fund series of The Tocqueville Trust ("Tocqueville") and Gintel Fund ("Gintel"). The Pro Forma Combined Statement of Assets and Liabilities has been restated to reflect a tax free exchange of Gintel shares as of the close of business on October 31, 2002. Tocqueville's adviser, Tocqueville Asset Management L.P., and Gintel's adviser, Gintel & Co., LLC, will equally pay all the costs associated with the reorganization except for the legal expenses which will be paid solely by Tocqueville Asset Management L.P.

      The Pro Forma Statements give effect to the proposed transfer of substantially all assets and liabilities of Gintel in exchange for shares of Tocqueville. In conjunction with the reorganization, Tocqueville is the surviving fund.

      The Pro Forma Statements should be read in conjunction with the historical financial statements of Tocqueville and Gintel included in their respective Statements of Additional Information.

2.    VALUATION

      Investments in securities, including foreign securities, traded on an exchange or quoted on the over-the-counter market are valued at the last sale price or, if no sale occurred during the day, at the mean between closing bid and asked prices, as last reported by a pricing service approved by the Trustees. When market quotations are not readily available, or when restricted securities or other assets are being valued, such assets are valued at fair value as determined in good faith by or under procedures established by the Trustees. Short-term investments are stated at cost which, together with accrued interest, approximates fair value.

3.    CAPITAL SHARES

      The Pro Forma Combined net asset value per share assumes the issuance of additional shares of Tocqueville which would have been issued at October 31, 2002, in connection with the proposed reorganization. The amount of additional shares assumed to be issued was calculated based on the October 31, 2002, net asset value per share of Tocqueville ($13.42).

      The Pro Forma number of shares outstanding are determined as follows:

Shares of
Tocqueville:          5,226,933

Additional Shares to
be issued to Gintel:  4,855,700

Pro Forma
Shares Outstanding:  10,082,633

      The Pro Forma Statements assume that all shares of Gintel outstanding on October 31, 2002, were exchanged, tax free, for shares of Tocqueville.

4.    PRO FORMA OPERATING EXPENSES

      The Pro Forma Statement of Operations assumes expense adjustments based on the agreements of Tocqueville, the surviving entity. Certain accounts have been adjusted to reflect the expenses of the combined entity more closely. Pro Forma operating expenses include the expenses of Tocqueville and Gintel combined, adjusted for certain items which are factually supportable. All fees other than Trustee fees and expenses have been charged to the combined entity based upon the contracts in effect for Tocqueville at the level of assets of the combined fund for the stated period.

                                                                       EXHIBIT A

              AGREEMENT AND PLAN OF REORGANIZATION AND LIQUIDATION

      AGREEMENT AND PLAN OF REORGANIZATION AND LIQUIDATION dated this 26th day of August, 2003, by and between Gintel Fund (the "Fund"), a Massachusetts business trust, and The Tocqueville Fund series of The Tocqueville Trust (the "Trust"), a Massachusetts business trust.

                              W I T N E S S E T H:

            WHEREAS, the parties are each open-end investment management companies; and


           WHEREAS, the parties hereto desire to provide for the acquisition by the Trust of substantially all of the assets and liabilities of the Fund solely in exchange for shares of beneficial interest (par value $.01) ("shares") of the Trust, which shares of the Trust will thereafter be distributed by the Fund pro rata to its shareholders in complete liquidation and complete cancellation of its shares;


           NOW, THEREFORE, in consideration of the mutual promises herein contained, the parties agree as follows:


            1. The parties hereto hereby adopt an Agreement and Plan of Reorganization and Liquidation (the "Agreement") pursuant to Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code") as follows: The reorganization will be comprised of the acquisition by the Trust of substantially all of the properties, assets and liabilities of the Fund, except for the outstanding claims of the Fund arising out of the settlement of the In Re Conseco, Inc. Securities Litigation, which will be retained by the Fund for the benefit of its shareholders, solely in exchange for shares of the Trust, followed by the distribution of such Trust shares to the shareholders of the Fund in exchange for their shares of the Fund, and the liquidation and dissolution of the Fund all upon and subject to the terms of the Agreement hereinafter set forth.


            The share transfer books of the Fund will be permanently closed on the Valuation Date (as hereinafter defined) and only redemption requests made by shareholders of the Fund pursuant to Section 22(e) of the Investment Company Act of 1940 (the "Act") received in proper form on or prior to the close of business on the Valuation Date shall be fulfilled by the Fund; redemption requests received by the Fund after that date shall be treated as requests for the redemption of the shares of the Trust to be distributed to the shareholder in question as provided in Section 5.


            2. On the Closing Date (as hereinafter defined), substantially all of the assets and liabilities of the Fund on that date shall be delivered to the Trust and the number of shares of the Trust having an aggregate net asset value equal to the value of the assets of the Fund will be transferred and delivered to the Fund.


            3. The net asset value of shares of the Trust and the value of the assets of the Fund to be transferred shall in each case be determined as of the close of business of the New York Stock Exchange on the Valuation Date. The computation of the net asset value of the shares of the Trust and the Fund shall be done in the manner used by the Trust and the Fund, respectively, in the computation of such net asset value per share as set forth in their respective prospectuses. The methods used by the Trust in such computation shall be applied to the valuation of the assets of the Fund to be transferred to the Trust.

            The Fund shall declare and pay, immediately prior to the Valuation Date, a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the Fund's shareholders all of the Fund's investment company taxable income for taxable years ending on or prior to the Closing Date (computed without regard to any dividends paid) and all of its net capital gain, if any, realized in taxable years ending on or prior to the Closing Date (after reduction for any capital loss carry-forward) (the "RIC dividend").

            4. The closing shall be at the office of the Fund at 6 Greenwich Office Park, Greenwich, Connecticut 06831, at 9:00 a.m. on October 30, 2003, or at such other time, date or place as the parties may designate or as provided below (the "Closing Date"). The business day preceding the Closing Date is herein referred to as the "Valuation Date."

            In the event that on the Valuation Date either party has, pursuant to the Act or any rule, regulation or order thereunder, suspended the redemption of its shares or postponed payment therefor, the Closing Date shall be postponed until the first business day after the date when both parties have ceased such suspension or postponement; provided, however, that if such suspension shall continue for a period of 60 days beyond the Valuation Date, then the other party to this Agreement shall be permitted to terminate this Agreement without liability to either party for such termination.

            5. As soon as practicable after the closing, the Fund shall distribute on a pro rata basis to those persons who were shareholders of the Fund on the Valuation Date the shares of the Trust received by the Fund pursuant to the Agreement in liquidation and cancellation of the outstanding shares of the Trust. For the purpose of the distribution by the Fund of such shares of the Trust to its shareholders, the Trust will promptly cause U.S. Bancorp Fund Services, LLC (the "Transfer Agent") to: (a) credit an appropriate number of shares of the Trust on the books of the Trust to each shareholder of the Fund in accordance with a list (the "Shareholder List") of its shareholders received from the Fund; and (b) confirm an appropriate number of shares of the Trust to each shareholder of the Fund. No certificates for shares of the Trust will be issued.

            The Shareholder List shall indicate, as of the close of business on the Valuation Date, the name and address of each shareholder of the Fund, indicating his or her share balance. The Fund agrees to supply the Shareholder List to the Trust not later than the Closing Date.

            6. As soon as practicable, and in any event within one year after the closing, the Fund shall (a) effect its dissolution with the proper Massachusetts authorities, terminate its registration under the Act and file a final annual report on Form N-SAR with the Securities and Exchange Commission under that Act and (b) either pay or make provision for payment of all of its liabilities and taxes.

            7. Subsequent to the date of approval by shareholders of the Fund of the transactions contemplated by this Agreement and prior to the Closing Date, there shall be coordination between the parties as to their respective portfolios so that, after the closing, the

Trust will be in compliance with all of its investment policies and restrictions. At the time of delivery of portfolio securities for examination as provided in Section 8, the Fund shall deliver to the Trust two copies of a list setting forth the securities then owned by the Fund and the respective federal income tax basis thereof.

            8. Portfolio securities or written evidence acceptable to the Trust of record ownership thereof by The Depository Trust Company or through the Federal Reserve Book Entry System or any other depository approved by the Fund pursuant to Rule 17f-4 under the Act shall be presented by the Fund to the Trust or, at its request, to its custodian bank, for examination no later than five business days preceding the Closing Date, and shall be delivered, or transferred by appropriate transfer or assignment documents, by the Fund on the Closing Date to the Trust duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof in accordance with the custom of brokers and shall be accompanied by all necessary state transfer stamps, if any, or a check for the appropriate purchase price thereof. The cash delivered, if any, shall be in the form of certified or bank cashiers checks or by bank wire payable to the order of the Trust. The number of shares (to the nearest whole share) of the Trust being delivered against the securities and cash of the Fund, registered in the name of the Fund, shall be delivered to the Fund on the Closing Date. Such shares shall thereupon be assigned by the Fund to its shareholders so that the shares of the Trust may be distributed as provided in Section 5.

            If, at the Closing Date, the Fund is unable to make delivery under this Section 8 to the Trust of any of its portfolio securities or cash for the reason that any of such securities purchased by the Fund, or the cash proceeds of a sale of portfolio securities, prior to the Closing Date have not yet been delivered to it or the Fund's custodian, then the delivery requirements of this
Section 8 with respect to said undelivered securities or cash will be waived and the Fund will deliver to the Trust by or on the Closing Date and with respect to said undelivered securities or cash executed copies of an agreement or agreements of assignment in a form reasonably satisfactory to the Trust, together with such other documents, including a due bill or due bills and brokers' confirmation slips as may reasonably be required by the Trust.


            9. The Trust shall assume the liabilities (including for portfolio securities purchased which have not settled) of the Fund, but the Fund will, nevertheless, use its best efforts to discharge all known liabilities, so far as may be possible, prior to the Closing Date. The expenses of the Fund and the Trust, respectively, related to the reorganization including accounting, printing, filing, proxy soliciting and portfolio transfer taxes, if any, will be borne equally by the Fund's and the Trust's adviser, except that all legal expenses related to the reorganization will be borne solely by the Trust's Adviser.


            10. The obligations of the Trust hereunder shall be subject to the following conditions:

            A. The Board of Trustees of the Fund shall have authorized the execution of this Agreement and the shareholders of the Fund shall have approved the transactions contemplated herein, and the Fund shall have furnished to the Trust copies of resolutions to that effect certified by the Secretary or an Assistant Secretary of the Fund; such shareholder approval shall have been by the vote of the holders of a majority of the outstanding voting securities of the

Fund entitled to vote at a meeting for which proxies have been solicited by the Combined Proxy Statement/Prospectus.

            B. The Trust shall have received an opinion dated the Closing Date of Kramer Levin Naftalis & Frankel LLP, to the effect that (i) the Fund is a validly existing Massachusetts business trust under the laws of Massachusetts with full corporate powers to carry on its business as then being conducted and to enter into and perform this Agreement; and (ii) all corporate action necessary to make this Agreement, according to its terms, valid, binding and enforceable on the Fund and to authorize effectively the transactions contemplated by this Agreement have been taken by the Fund.

            C. The representations and warranties of the Fund contained herein shall be true and correct at and as of the Closing Date, and the Trust shall have been furnished with a certificate of the President or the Secretary or the Treasurer of the Fund, dated the Closing Date, to that effect.

            D. On the Closing Date, the Fund shall have furnished to the Trust a certificate of the Treasurer of the Fund as to the amount of the capital loss carry-over and net unrealized appreciation or depreciation, if any, with respect to the Fund as of the Closing Date.

            E. A Registration Statement filed by the Trust solely under the Securities Act of 1933 on Form N-14 and containing a preliminary form of the Combined Proxy Statement/Prospectus shall have become effective under that Act not later than October 31, 2003.

            F. The Trust shall have received an opinion, dated the Closing Date, of Paul, Hastings, Janofsky & Walker LLP, to the same effect as the opinion contemplated by Section 11D of this Agreement.

            11. The obligations of the Fund hereunder shall be subject to the following conditions:

            A. The Board of Trustees of the Trust shall have authorized the execution of this Agreement and the transactions contemplated hereby, and the Trust shall have furnished to the Fund copies of resolutions to that effect certified by the Secretary or an Assistant Secretary of the Trust.

            B. The Fund shall have received an opinion dated the Closing Date of Paul, Hastings, Janofsky & Walker LLP, to the effect that (i) the Trust is a validly existing Massachusetts business trust under the laws of Massachusetts with full corporate powers to carry on its business as then being conducted and to enter into and perform this Agreement; (ii) all corporate action necessary to make this Agreement, according to its terms, valid, binding and enforceable upon the Trust and to authorize effectively the transactions contemplated by this Agreement have been taken by the Trust, and (iii) the shares of the Trust to be issued hereunder are duly authorized and when issued will be validly issued, fully-paid and non-assessable.

            C. The representations and warranties of the Trust contained herein shall be true and correct at and as of the Closing Date, and the Fund shall have been furnished with a certificate of the President or the Secretary or the Treasurer of the Trust to that effect dated the Closing Date.

            D. The Fund shall have received an opinion of Paul, Hastings, Janofsky & Walker LLP to the effect that for federal income tax purposes:


            (a) The Fund's transfer of substantially all of its assets to the Trust solely in exchange for shares of the Trust, followed by the Fund's distribution of shares of the Trust to the Fund's shareholders as part of the liquidation of the Fund will qualify as a tax-free "reorganization" within the meaning of Section 368(a)(1)(C) of the Code. The Fund and the Trust will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code;


            (b) No gain or loss will be recognized by the shareholders of the Fund upon the exchange of shares of the Trust for the shares of the Fund (Section 354(a) of the Code);


            (c) The Fund will not recognize gain or loss under the provisions of the Code upon the transfer of substantially all of its assets to the Trust solely in exchange for shares of the Trust and the Trust's assumption of all of the liabilities of the Fund (Sections 361(a) and 357(a) of the Code);

            (d) The Trust will not recognize gain or loss upon its receipt of substantially all of the Fund's assets solely in exchange for shares of the Trust (Section 1032(a) of the Code);


            (e) The basis of the shares of the Trust received by the shareholders of the Fund will be the same as the basis in the shares of the Fund surrendered in exchange therefor (Section 358(a)(1) of the Code);

            (f) The holding period of the shares of the Trust received in exchange for Fund shares by the shareholders of the Fund will include the period that the shareholders of the Fund held the Fund shares surrendered in exchange therefor, provided that such Fund shares are held by the shareholders as capital assets on the date of the exchange (Section 1223(1) of the Code);

            (g) The tax basis of the Fund's assets acquired by the Trust will be the same as the tax basis of such assets to the Fund immediately prior to the transaction (Section 362(b) of the Code); and

            (h) The holding period of the assets of the Fund in the hands of the Trust will include the period during which those assets were held by the Fund (Section 1223(2) of the Code).

            E. A Registration Statement filed by the Trust under the Securities Act of 1933 on Form N-14, containing a preliminary form of the Combined Proxy Statement/Prospectus shall have become effective under that Act not later than October 31, 2003.

            12. The Fund hereby represents and warrants that:

            (a) The financial statements of the Fund as of December 31, 2002, heretofore furnished to the Trust present fairly the financial position, results of operations, and changes in net assets of the Fund as of that date, in conformity with accounting principles generally accepted in the United States of America applied on a basis consistent with the preceding year; and that from January 1, 2003, through the date hereof, there have not been, and through the Closing Date there will not be, any material adverse change in the business or financial condition of the Fund, it being agreed that a decrease in the size of the Fund due to a diminution in the value of its portfolio and/or redemption of its shares shall not be considered a material adverse change;

            (b) The prospectus contained in the Fund's Registration Statement under the Securities Act of 1933, as amended, is true, correct and complete, conforms to the requirements of the Securities Act of 1933 and does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. The Registration Statement, as amended, was, as of the date of the filing of the last Post-Effective Amendment, true, correct and complete, conformed to the requirements of the Securities Act of 1933 and did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

            (c) There is no material contingent liability of the Fund and no material legal, administrative or other proceedings pending or, to the knowledge of the Fund, threatened against the Fund, not reflected in such prospectus;

            (d) There are no material contracts outstanding to which the Fund is a party other than those ordinary in the conduct of its business;

            (e) The Fund is a validly existing Massachusetts business trust;

            (f) All federal and other tax returns and reports of the Fund required by law to be filed have been filed, and all federal and other taxes shown as due on said returns and reports have been paid or provision shall have been made for the payment thereof and to the best of the knowledge of the Fund no such return is currently under audit and no assessment has been asserted with respect to such returns and to the extent such tax returns with respect to the taxable year of the Fund ended December 31, 2002, have not been filed, such returns will be filed when required and the amount of tax shown as due thereon shall be paid when due;

            (g) The Fund has elected to be treated as a regulated investment company and, for each fiscal year of its operations, the Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and the Fund intends to meet such requirements with respect to its current taxable year. The Fund is an investment company within the meaning of Section 368(a)(2)(F)(i) and (iii) of the Code and satisfies the diversification requirements of Section 368(a)(2)(F)(ii). Not more than 25 percent of the value of the Fund's total assets is invested in the stock and securities of any one issuer, and not more than 50 percent of the value of the Fund's total assets is invested in the stock and securities of five or fewer issuers;

            (h) The Fund will transfer to the Trust assets representing at least 90 percent of the fair market value of the net assets and 70 percent of the gross assets held by the Fund immediately prior to the transaction. In calculating these percentages, all redemptions and distributions (other than distributions required pursuant to Section 22(e) of the Act or to enable the Fund to qualify as a regulated investment company) made by the Fund immediately prior to the transfer and which are part of the plan of reorganization will be considered as assets held by the Fund immediately prior to the transfer;

            (i) There is no plan or intention by the shareholders of the Fund who own five percent or more of the Fund's shares, and, to the best of the knowledge of management of the Fund, there is no plan or intention on the part of the remaining shareholders of the Fund to sell, exchange, or otherwise dispose of a number of shares of the Trust received in the transaction that would reduce the Fund's shareholders' ownership of shares of the Trust to a number of shares having a value as of the Closing Date of less than 50 percent of the value of all of the formerly outstanding stock of the Fund as of the Closing Date. There are no dissenters' rights in the transaction, and no cash will be exchanged for stock of the Fund in lieu of fractional shares of the Trust. Shares of the Fund and shares of the Trust held by a shareholder of the Fund and otherwise sold, redeemed, or disposed of prior or subsequent to the transaction will be considered in making this representation;

            (j) The Fund will distribute the shares of the Trust and any other property it receives in this transaction, and its other properties, in pursuance of the plan of reorganization;

            (k) The Fund's liabilities assumed by the Trust and the liabilities to which the transferred assets of the Fund are subject were incurred in the ordinary course of its business;

            (l) The Fund is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;

            (m) As soon as practicable, but in no event later than 12 months following the date that all of the assets are transferred to the Trust, the Fund will be liquidated and dissolved under state law;

            (n) The fair market value of the assets of the Fund transferred to the Trust will equal or exceed the sum of the liabilities assumed by the Trust plus the amount of liabilities, if any, to which the transferred assets are subject;

            (o) The sum of the liabilities of the Fund to be assumed by the Trust and the expenses of the transaction do not exceed twenty percent of the fair market value of the assets of the Fund;

            13. The Trust hereby represents and warrants that:

    (a) The financial statements of the Trust as of October 31, 2002, heretofore furnished to the Fund, present fairly the financial position, results of operations, and changes in net assets of the Trust, as of that date, in conformity with accounting principles generally accepted in the United States of America applied on a basis consistent with the preceding year; and that from November 1, 2002, through the date hereof, there have not been, and through the Closing Date there will not be, any material adverse changes in the business or financial condition of the Trust, it being understood that a decrease in the size of the Trust due to a diminution in the value of its portfolio and/or redemption of its shares shall not be considered a material or adverse change;

            (b) The prospectus contained in the Trust's Registration Statement under the Securities Act of 1933, as amended, is true, correct and complete, conforms to the requirements of the Securities Act of 1933 and does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. The Registration Statement, as amended, was, as of the date of the filing of the last Post-Effective Amendment, true, correct and complete, conformed to the requirements of the Securities Act of 1933 and did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

            (c) There is no material contingent liability of the Trust and no material, legal, administrative or other proceedings pending or, to the knowledge of the Trust, threatened against the Trust, not reflected in such prospectus;

            (d) There are no material contracts outstanding to which the Trust is a party other than those ordinary in the conduct of its business and there are not outstanding options or rights to acquire its shares;

            (e) The Trust is a validly existing Massachusetts business trust; has all necessary and material federal, state and local authorizations to own all its properties and assets and to carry on its business as now being conducted; the shares of the Trust which the Trust issues to the Fund pursuant to this Agreement will be duly authorized, validly issued, fully-paid and non-assessable; will conform to the description thereof contained in the Trust's Registration Statement, and will be duly registered under the Securities Act of 1933 and the states where registration is required; and the Trust is duly registered under the Act and such registration has not been revoked or rescinded and is in full force and effect;

            (f) All federal and other tax returns and reports of the Trust required by law to be filed have been filed, and all federal and other taxes shown due on said returns and reports have been paid or provision shall have been made for the payment thereof and to the best of the knowledge of the Trust no such return is currently under audit and no assessment has been asserted with respect to such returns and to the extent such tax returns with respect to the taxable year of the Trust ended October 31, 2002, have not been filed, such returns will be filed when required and the amount of tax shown as due thereon shall be paid when due;

            (g) The shares of the Trust constitute voting stock for purposes of Sections 368(a)(1)(C) and 368(c) of the Code;

            (h) The Trust has elected to be treated as a regulated investment company and, for each fiscal year of its operations, it has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and it intends to meet such requirements with respect to its current taxable year. The Trust is an investment company that meets the requirements of a regulated investment company as defined in Section 368(a)(2)(F)(i) of the Code. Not more than 25 percent of the value of the Trust's total assets is invested in the stock and securities of any one issuer, and not more than 50 percent of the value of the Trust's total assets is invested in the stock and securities of five or fewer issuers;

            (i) The Trust has no plan or intention (i) to sell or dispose of any of the assets transferred by the Fund, except for dispositions made in the ordinary course of business or dispositions necessary to maintain its status as a regulated investment company or (ii) to redeem or reacquire any of the shares issued by it;

            (j) After consummation of the transactions contemplated by the Agreement, the Trust will continue to operate its business in a substantially unchanged manner;

            (k) Following the transaction, the Trust will continue the historic business of the Fund or use a significant portion of the Fund's historic business assets in a business; and

            (l) The Trust does not own, directly or indirectly, nor has it owned during the past five years directly or indirectly, any shares of the Fund.

            14. Each party hereby represents to the other that no broker or finder has been employed by it with respect to this Agreement or the transactions contemplated hereby. Each party also represents and warrants to the other that the information concerning it in the Combined Proxy Statement/Prospectus will not as of its date contain any untrue statement of a material fact or omit to state a fact necessary to make the statements concerning it therein not misleading and that the financial statements concerning it will present the information shown fairly in accordance with generally accepted accounting principles consistently applied. Each party also represents and warrants to the other that this Agreement is valid, binding and enforceable in accordance with the terms and that the execution, delivery and performance of this Agreement will not result in any violation of, or be in conflict with, any provision of any charter, by-laws, contract, agreement, judgment, decree or order to which it is subject or to which it is a party. The Trust hereby represents to and covenants with the Fund that, if the reorganization becomes effective, the Trust will treat each shareholder of the Fund who received any of its share of the Trust as a result of the reorganization as having made the minimum initial purchase of shares of the Trust received by such shareholder for the purpose of making additional investments in shares of such class, regardless of the value of the shares of the Trust received. Each party hereby further represents and warrants that:

            (a) The fair market value of the shares of the Trust received by each shareholder of the Fund will be approximately equal to the fair market value of the shares of the Fund surrendered in the exchange;

            (b) The Trust and the Fund's advisers will share equally in paying all of the expenses, if any, incurred by the Fund and the Trust in connection with this transaction except that the Trust's adviser will pay for all of the legal expenses incurred in connection with this transaction; and

            (c) There is no intercorporate indebtedness existing between the Fund and the Trust that was issued, acquired, or will be settled at a discount.

            15. The Trust agrees that it will prepare and file a Registration Statement under the Securities Act of 1933 on Form N-14 and which shall contain a preliminary form of proxy statement and prospectus contemplated by Rule 145 under the Securities Act of 1933. The final form of such proxy statement and prospectus, as amended, is referred to in this Agreement as the "Combined Proxy Statement/Prospectus" and that term shall include any prospectus and/or report to shareholders of the Trust which is included in the material mailed to the shareholders of the Fund. Each party agrees that it will use its best efforts to have such Registration Statement declared effective and to supply such information concerning itself for inclusion in the Combined Proxy Statement/Prospectus as may be necessary or desirable in this connection.

            16. The obligations of the parties under this Agreement shall be subject to the right of either party to abandon and terminate this Agreement without liability if the other party breaches any material provision of this Agreement or if any material legal, administrative or other proceeding shall be instituted or threatened between the date of this Agreement and the Closing Date
(i) seeking to restrain or otherwise prohibit the transactions contemplated hereby and/or (ii) asserting a material liability of either party, which proceeding has not been terminated or the threat thereof removed prior to the Closing Date.

            17. This Agreement may be executed in several counterparts, each of which shall be deemed an original, but all taken together shall constitute one Agreement. The rights and obligations of each party pursuant to this Agreement shall, however, not be assignable.

            18. All prior or contemporaneous agreements and representations are merged into this Agreement, which constitutes the entire contract between the parties hereto. No amendment or modification hereof shall be of any force and effect unless in writing and signed by the parties and no party shall be deemed to have waived any provision herein for its benefit unless it executes a written acknowledgment of such waiver.

                    [SIGNATURES APPEAR ON FOLLOWING PAGE]

            IN WITNESS WHEREOF, each of the parties has caused this Agreement to be executed and attested by its officers thereunto duly authorized on the date first set forth above.

                                    THE TOCQUEVILLE FUND series of
                                    THE TOCQUEVILLE TRUST




                                    By:  /s/ Robert W. Kleinschmidt
                                         -------------------------------
                                    Name: Robert W. Kleinschmidt
                                    Title:President
Attest:


/s/ John Cassidy
---------------------------------


                                    GINTEL FUND




                                    By: /s/ Robert M. Gintel
                                        -------------------------------
                                    Name: Robert M. Gintel
                                    Title:Chairman and Chief Executive Officer
Attest:


/s/ Stephen Stavrides
---------------------------------

                                     PART C


                                OTHER INFORMATION


Item 15     Indemnification

      Article VIII of the Registrant's Agreement and Declaration of Trust provides as follows:

      The Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered Person") against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Covered Person except with respect to any matter as to which such Covered Person shall have been finally adjudicated in any such action, suit or other proceeding (a) not to have acted in good faith in the reasonable belief that such Covered Person's action was in the best interests of the Trust or (b) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office. Expenses, including counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties) shall be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding upon receipt of an undertaking by or on behalf of such Covered Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article, provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust shall be insured against losses arising from any such advance payments or (c) either a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter), or independent legal counsel in a written opinion shall have determined, based upon a review of readily available facts (as opposed to a full trial type inquiry) that there is reason to believe that such Covered Person will be found entitled to indemnification under this Article.

      As to any matter disposed of (whether by a compromise payment, pursuant to a consent decree or otherwise) without an adjudication by a court, or by any other body before which the proceeding was brought, that such Covered Person either (a) did not act in good faith in the reasonable belief that his or her action was in the best interests of the Trust or (b) is liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, indemnification shall be provided if (a) approved as in the best interests of the Trust, after notice that it involves such indemnification, by at least a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter) upon a determination, based upon a review of readily available facts (as opposed to a full trial type inquiry) that such Covered Person acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust and is not liable to the Trust or its Shareholders by reasons of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or (b) there has been obtained an opinion in writing of independent legal counsel, based upon a review of readily available facts (as opposed to a full trial type inquiry) to the effect that such Covered Person appears to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust and that such indemnification would not protect such Covered Person against any liability to the Trust to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. Any approval pursuant to this Section shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with this Section as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person's action was in the best interests of the Trust or to have been liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Covered Persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Covered Person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Covered Person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 16  Exhibits

(1)      (a)  Agreement and Declaration of Trust of the Registrant. (1)

(1) (b) Amendment to the Agreement and Declaration of Trust of the Registrant dated August 19, 1991. (2)

(1) (c) Amendment to the Agreement and Declaration of Trust of the Registrant dated August 4, 1995. (1)

(2)      Amended and Restated By-laws of the Registrant. (2)

(3)      Not Applicable.

(4) Agreement and Plan of Reorganization and Liquidation is filed herewith as Exhibit A of this Form N-14.

--------------------
(1) Previously filed in Post-Effective Amendment No. 26 to the Registrant's Registration Statement on Form N-1A on January 30, 2002, and incorporated by reference herein.

(2) Previously filed in Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A on February 27, 2003, and incorporated by reference herein.

(5) Form of certificate for shares of beneficial interest, par value $.01 per share, of the Registrant. (2)

(6) (a) Form of Investment Advisory Agreement between the Registrant, on behalf of The Tocqueville Gold Fund, and the Adviser. (3)

(6) (b) Investment Advisory Agreement between the Registrant, on behalf of The Tocqueville Fund, and the Adviser. (1)

(6) (c) Investment Advisory Agreement between the Registrant, on behalf of The Tocqueville Small Cap Value Fund, and the Adviser. (1)

(6) (d) Investment Advisory Agreement between the Registrant, on behalf of The Tocqueville International Value Fund, and the
         Adviser. (1)

(7) Distribution Agreement, as amended, between the Registrant and Lepercq, de Neuflize/Tocqueville Securities, L.P. (2)

(8)      Not Applicable.

(9) (a) Custodian Agreement between the Registrant and U.S. Bank, N.A. (formerly Firstar Bank, N.A.) and Amendment to the Custodian Agreement. (2)

(9) (b) Custodian Agreement between the Registrant, on behalf of The Tocqueville Gold Fund, and U.S. Bank, N.A. (formerly Firstar Bank, N.A.) and Amendment to the Custodian Agreement. (2)

(9) (c) Global Custody Tri-Party Agreement between The Chase Manhattan Bank, U.S. Bank, N.A. (formerly Firstar Trust Company) and the Registrant, on behalf of The Tocqueville Small Cap Value
         Fund. (2)

(9) (d) Form of Amendment to the Global Custody Tri-Party Agreement between The Chase Manhattan Bank, U.S. Bank, N.A. (formerly Firstar Bank, N.A.) and the Registrant, on behalf of The Tocqueville Small Cap Value Fund.
         (2)

(9) (e) Form of Global Custody Tri-Party Agreement between The Chase Manhattan Bank, U.S. Bank, N.A. (formerly Firstar Trust Company) and the Registrant, on behalf of The Tocqueville Gold Fund. (1)

(9) (f) Form of Amendment to the Global Custody Tri-Party Agreement between The Chase Manhattan Bank, U.S. Bank, N.A. (formerly Firstar Bank, N.A.) and the Registrant, on behalf of The Tocqueville Gold Fund. (2)


--------------------
(1) Previously filed in Post-Effective Amendment No. 26 to the Registrant's Registration Statement on Form N-1A on January 30, 2002, and incorporated by reference herein.

(2) Previously filed in Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A on February 27, 2003, and incorporated by reference herein.

(3) Previously filed in Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A on April 15, 1998, and incorporated by reference herein.

(9) (g) Global Custody Tri-Party Agreement between The Chase Manhattan Bank, U.S. Bank, N.A. (formerly Firstar Trust Company) and the Registrant, on behalf of The Tocqueville International Value Fund (formerly Tocqueville Europe Fund). (4)

(9) (h) Form of Amendment to the Global Custody Tri-Party Agreement between The Chase Manhattan Bank, U.S. Bank, N.A. (formerly Firstar Bank, N.A.) and the Registrant on behalf of The Tocqueville International Value Fund. (2)

(10) (a) Plan for Payment of Certain Expenses for Distribution or Shareholder Servicing Assistance of Class A Shares of The Tocqueville Fund. (2)

(10) (b) Plan for Payment of Certain Expenses for Distribution or Shareholder Servicing Assistance of Class A Shares of The Tocqueville Small Cap Value Fund. (2)

(10) (c) Plan for Payment of Certain Expenses for Distribution or Shareholder Servicing Assistance of Class A Shares of The International Value Fund. (2)

(10) (d) Plan for Payment of Certain Expenses for Distribution or Shareholder Servicing Assistance of Class A Shares of The Tocqueville Gold Fund. (2)

(10) (e) Distribution Agreement, as amended, between the Registrant and Lepercq, de Neuflize/Tocqueville Securities, L.P., (See exhibit (e) above). (2)


(11) Opinion and Consent of Paul, Hastings, Janofsky & Walker LLP regarding the validity of the shares to be issued by the Registrant. (5)

(12) Opinion and Consent of Paul, Hastings, Janofsky & Walker LLP regarding certain tax matters. (5)


(13)     (a) Administration Agreement between the Registrant and the Adviser.(2)


---------------------
(2) Previously filed in Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A on February 27, 2003, and incorporated by reference herein.

(4) Previously filed in Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A on February 28, 1997, and incorporated by reference herein.


(5) Previously filed in Registrant's Registration Statement on Form N-14 on August 28, 2003, and incorporated by reference herein.

(13) (b) Fund Sub-Administration Servicing Agreement between the Adviser and Firstar Trust Company. (6)


(13) (c) Amendment to the Fund Sub-Administration Servicing Agreement between the Adviser and U.S. Bancorp Fund Services, LLC (formerly Firstar Mutual Fund Services, LLC). (2)

(13) (d) Transfer Agent Agreement between the Registrant and U.S. Bancorp Fund Services, LLC (formerly Firstar Trust Company) and Amendment to the Transfer Agent Agreement. (2)

(13) (e) Transfer Agent Agreement between the Registrant, on behalf of The Tocqueville Gold Fund, and U.S. Bancorp Fund Services, LLC (formerly Firstar Trust Company) and Amendment to the Transfer
         Agent Agreement. (2)

(13) (f) Addendum to Transfer Agent Agreements between the Registrant and U.S. Bancorp Fund Services, LLC. (2)

(13) (g) Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC (formerly Firstar Trust Company) and Amendment to the Fund Accounting Servicing Agreement.
         (2)

(13) (h) Fund Accounting Servicing Agreement between the Registrant, on behalf of The Tocqueville Gold Fund, and U.S. Bancorp Fund Services, LLC (formerly Firstar Trust Company) and Amendment to the
         Fund Accounting Servicing Agreement. (2)

(13) (i) Fulfillment Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC (formerly Firstar Trust Company) and Amendment to the Fulfillment Servicing Agreement. (2)


(13) (j) Form of Fulfillment Servicing Agreement between the Registrant, on behalf of The Tocqueville Gold Fund, and U.S. Bancorp Fund Services, LLC (formerly Firstar Trust Company). (6)



--------------------
(2) Previously filed in Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A on February 27, 2003, and incorporated by reference herein.


(6) Previously filed in Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A on February 28, 2001, and incorporated by reference herein.

(14)     (a) Consent of PricewaterhouseCoopers LLP is filed herewith.

(14)     (b) Consent of Eisner LLP is filed herewith.

(15)     Not Applicable.

(16)     Powers of Attorney for The Tocqueville Trust. (2)

(17) (a) Multiple Class Plan (in accordance with Rule 18f-3) of the Tocqueville Trust. (2)

(17) (b) Code of Ethics for the Registrant, Adviser and Lepercq, de Neuflize/Tocqueville Securities, L.P. (2)

(17)     (c) Form of Proxy ballot for Gintel Fund is filed herewith.

(17) (d) Prospectus and Statement of Additional Information for The Tocqueville Trust. (2)


(17) (e) Prospectus and Statement of Additional Information for the Gintel Fund. (7)

(17) (f) Annual Report for the fiscal ended October 31, 2002, for The Tocqueville Trust. (8)

(17) (g) Semi-Annual Report for the six months ended April 30, 2003, for the Tocqueville Trust. (9)

(17)     (h) Gintel Fund Proxy Voting Instructions are filed herewith. (10)


---------------------
(2) Previously filed in Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A on February 27, 2003, and incorporated by reference herein.


(7) Previously filed in Post-Effective Amendment No. 26 to the Gintel Fund's Registration Statement on ForN-1A on April 30, 2003, and incorporated by reference herein.

(8) Previously filed in Registrant's Annual Report on Form N-30D filed on January 7, 2003, and incorporated by reference herein.

(9) Previously filed in Registrant's Semi-Annual Report on Form N-CSR filed on July 8, 2003, and incorporated by reference herein.

(10) Previously filed in Gintel Fund's Annual Report on Form N-30D filed on February 27, 2003, and on April 2, 2003, as amended, and incorporated by reference herein.


Item 17     Undertakings

     (1) The undersigned agrees that, prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and State of New York on the 26th day of September, 2003.


                             THE TOCQUEVILLE TRUST



                               By: /s/ Francois D. Sicart
                                   ----------------------
                                   Francois D. Sicart
                                   Principal Executive Officer




      Pursuant to the requirements of the Securities Act of 1933, this Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14 has been signed by the following persons in the capacities indicated on the 26th day of September, 2003.


       Signatures                                  Title                            Date
       ----------                                  -----                            ----


/s/ Francois D. Sicart             Principal Executive Officer and Trustee     September 26, 2003
------------------------
Francois D. Sicart

/s/ Robert Kleinschmidt            President, Principal Operating Officer,     September 26, 2003
------------------------           Principal Financial Officer and Trustee
Robert Kleinschmidt


James B. Flaherty*      Trustee
Inge Heckel*            Trustee
Francois Letaconnoux*   Trustee
Lucille G. Bono*        Trustee
Larry M. Senderhauf*    Trustee
Guy A. Main*            Trustee
James W. Gerard*        Trustee

/s/ Roger Cotta                                                                September 26, 2003
------------------------
Roger Cotta
Attorney-in-Fact*

------------------------
* Powers of Attorney are incorporated by reference herein as Exhibit (16).


                                                                   Exhibit 14(a)


                       CONSENT OF INDEPENDENT ACCOUNTANTS
                       ----------------------------------


We hereby consent to the incorporation by reference in the Combined Proxy Statement/Prospectus and Statement of Additional Information constituting parts of this Registration Statement on Form N-14 (the "N-14 Registration Statement") of our report dated December 13, 2002, relating to the financial statements and financial highlights which appears in the October 31, 2002, Annual Report to Shareholders of The Tocqueville Trust which is also incorporated by reference into the N-14 Registration Statement. We also consent to the references to us under the headings "Financial Statements" in such the N-14 Registration Statement.

We also consent to the references to us under the headings "Financial Highlights" and "Counsel and Independent Accountants" in The Tocqueville Trust's registration statement on Form N-1A dated February 28, 2003, which is incorporated by reference into this N-14 Registration Statement.


/s/ PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP



New York, New York
September 26, 2003

                                                                   Exhibit 14(b)

                          INDEPENDENT AUDITORS' CONSENT


We consent to incorporation by reference in the Combined Proxy Statement/Prospectus and Statement of Additional Information constituting parts of this Registration Statement on Form N-14 (the "N-14 Registration Statement") of The Tocqueville Trust of our report dated January 23, 2003, relating to the statement of assets and liabilities of Gintel Fund, including the schedule of investments as of December 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented which report appears in the December 31, 2002, annual report on Form N-SAR of Gintel Fund.


/s/ Eisner LLP
Eisner LLP


New York, New York
September 26, 2003